As filed with the Securities and Exchange Commission on May 27, 2005

Registration No. 333-124352

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.__                                     /   /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                      OPPENHEIMER STRATEGIC INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                  Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
         Two World Financial Center, 225 Liberty Street, 11th Floor,
                           New York, New York 10148
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, shares of Oppenheimer  Strategic
Income Fund.

It is proposed that this filing will become effective on May 27, 2005 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for Oppenheimer Multi Sector Income Trust and Prospectus for
Oppenheimer Strategic Income Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                    OPPENHEIMER MULTI-SECTOR INCOME TRUST
              6803 South Tucson Way, Centennial, Colorado 80112

                                1.800.647.7374

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JULY 12, 2005

To the Shareholders of Oppenheimer Multi-Sector Income Trust:

      Notice is hereby given that a Special Meeting of the Shareholders of
Oppenheimer Multi-Sector Income Trust ("Multi-Sector Income Trust" , a
registered investment management company, will be held at 6803 South Tucson
Way, Centennial, CO 80112 at 1:00 P.M., Mountain time, on July 12, 2005, or any adjournments thereof (the "Meeting"), for the following purposes:

1. To approve an Agreement and Plan of Reorganization between Multi-Sector
       Income Trust and Oppenheimer Strategic Income Fund ("Strategic Income
       Fund"), and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Multi-Sector Income Trust to Strategic Income Fund in exchange for Class A shares of Strategic
       Income Fund, (b) the distribution of these Class A shares of Strategic
       Income Fund to the shareholders of Multi-Sector Income Trust in complete liquidation of Multi-Sector Income Trust and (c) the cancellation of the outstanding shares of Multi-Sector Income Trust
       (all of the foregoing being referred to as the "Proposal").

2. To act upon such other matters as may properly come before the Meeting.

      Shareholders of record at the close of business on April 14, 2005 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Multi-Sector Income Trust recommends a vote in favor of the Proposal.

WE URGE YOU TO VOTE PROMPTLY.  YOU CAN VOTE BY TELEPHONE OR ON THE ENCLOSED
BALLOT BY VOTING, SIGNING AND RETURNING THE BALLOT IN THE ENCLOSED ENVELOPE.

By Order of the Board of Trustees,
 Robert G. Zack, Secretary
 May 27, 2005
--------------------------------------------------------------------------------------------
                    PLEASE VOTE THE ENCLOSED PROXY TODAY.
           YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

                      OPPENHEIMER STRATEGIC INCOME FUND
              6803 South Tucson Way, Centennial, Colorado 80112

                                1.800.647.7374

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                              dated May 27, 2005

                      SPECIAL MEETING OF SHAREHOLDERS OF
                    OPPENHEIMER MULTI-SECTOR INCOME TRUST
                         to be held on July 12, 2005

                         Acquisition of the Assets of
                    OPPENHEIMER MULTI-SECTOR INCOME TRUST
              6803 South Tucson Way, Centennial, Colorado 80112

                                1.800.647.7374

                   By and in exchange for Class A shares of
                      OPPENHEIMER STRATEGIC INCOME FUND

      This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer Multi-Sector Income Trust ("Multi-Sector Income
Trust") to be voted at a Special Meeting of Shareholders (the "Meeting") to
approve the Agreement and Plan of Reorganization (the "Reorganization
Agreement") and the transactions contemplated thereby (the "Reorganization")
between Multi-Sector Income Trust and Oppenheimer Strategic Income Fund
("Strategic Income Fund") (Multi-Sector Income Trust and Strategic Income
Fund also are sometimes referred to as the "Fund".). This combined Prospectus and Proxy Statement constitutes the Prospectus of Strategic Income Fund and the Proxy Statement of Multi-Sector Income Trust filed on Form N-14 with the
Securities and Exchange Commission ("SEC"). If shareholders vote to approve the Reorganization Agreement and the Reorganization, the net assets of
Multi-Sector Income Trust will be acquired by and in exchange for shares of
Strategic Income Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement.  The Meeting will be held at the offices of OppenheimerFunds, Inc. ("Manager") at 6803 South Tucson Way,
Centennial, CO 80112 on July 12, 2005 at 1:00 P.M., Mountain time. The Board of Trustees of Multi-Sector Income Trust is soliciting these proxies on behalf of Multi-Sector Income Trust. This Prospectus and Proxy Statement will first be sent to shareholders on or about May 27, 2005.

      If the shareholders of Multi-Sector Income Trust vote to approve the
Reorganization Agreement and the Reorganization, shareholders will receive
Class A shares of Strategic Income Fund, an open-end management investment company, equal in value as of the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) of the net assets delivered to Multi-Sector Income Trust, a closed-end fund, to Strategic Income Fund.
Multi-Sector Income Trust will then be liquidated and de-registered under the
Investment Company Act of 1940 (the "Investment Company Act").  Shareholders
will then hold shares in an open-end management investment company and will have the right to redeem their shares at a price based on the net asset value
("NAV") of the shares rather than at a price set in the market, as is currently the case for shares of Multi-Sector Income Trust.

      This combined Prospectus and Proxy Statement gives information about the Class A shares of Strategic Income Fund that you should know before investing. You should retain it for future reference. A Statement of
Additional Information, dated May 27, 2005, relating to the Reorganization, has been filed with the SEC as part of the Registration Statement on Form
N-14 (the "Registration Statement") and is incorporated herein by reference.
You may receive a free copy by writing to OppenheimerFunds Services (the
"Transfer Agent") at P.O. Box 5270, Denver, Colorado 80217 or by calling toll-free 1.800.647.7374.

      The Prospectus of Strategic Income Fund dated November 29, 2004 and its supplement dated February 18, 2005, are enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with information about Strategic Income Fund.  For more information regarding Strategic Income Fund, in addition to its Prospectus, see the Statement of Additional Information of Strategic Income Fund dated
November 29, 2004, revised February 2, 2005, which includes audited financial statements of Strategic Income Fund for the 12-month period ended September
30, 2004.  Both documents have been filed with the SEC and are incorporated herein by reference.  You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270, Denver, Colorado 80217 or by
calling toll-free 1.800.647.7374.

      For more information regarding Multi-Sector Income Trust, see the registration statement on Form N-2 which was filed with the SEC on February
25, 2005 and is incorporated herein by reference.  The registration statement includes the Statement of Additional Information of Multi-Sector Income Trust
dated February 25, 2005, which includes audited financial statements of
Multi-Sector Income Trust for the 12-month period ended October 31, 2004.
You may receive a free copy of the Form N-2 filing by writing to the Transfer
Agent at P.O. Box 5270, Denver, Colorado 80217 or by calling toll-free
1.800.647.7374.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated May 27, 2005.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis................................................................................................
   What am I being asked to vote on?..............................................................
   What are the general tax consequences of the Reorganization?.............................
   How do the  investment  objectives  and  policies  of  the  Funds  compare?
.....................
   What are the fees and  expenses of each Fund and what are they  expected to be after
      the Reorganization?............................................................................
   What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalization be after
      the Reorganization?............................................................................
   How have the Funds performed?................................................................
   Differences In Fund Operations Between Open-End and Closed-End Investment
      Companies.....................................................................................
How  do  the  account   features  and  shareholder   services  for  the  Funds
compare?.........
      Purchases, Redemptions and Exchanges......................................................
      Purchases.......................................................................................
      Share Redemption Procedures.......................................................................
      Exchange Privilege............................................................................
      Other Shareholder Services...................................................................

What are the Principal Risks of an Investment in Multi-Sector Income Trust or
Strategic                             Income                             Fund?
.........................................................................................................

Information               About               the               Reorganization
................................................................................
   How will the Reorganization be carried out?..................................................
   Who will pay the expenses of the Reorganization?...........................................
   What are the tax consequences of the Reorganization?.......................................

Reasons for the Reorganization....................................................................
   Background..........................................................................................
   Board Considerations

What should I know about Class A Shares of Strategic Income Fund.....................

What are the fundamental investment restrictions of the Funds...........................

Other Comparisons Between the Funds.........................................................
      Management of the Funds
      Investment Management and Fees...........................................................
      Distribution Services...........................................................................
      Transfer Agency and Custody Services.....................................................
      Shareholder Rights............................................................................
      Dividends and Distributions.................................................................

Voting Information...................................................................................
   How many votes are necessary to approve the Reorganization Agreement?...............
   How do I ensure my vote is accurately recorded?.............................................
   Can I revoke my proxy?...........................................................................
   What other matters will be voted upon at the Meeting?......................................
   Who is entitled to vote?...........................................................................
   What other solicitations will be made?.........................................................

Additional Information About Multi-Sector Income Trust and Strategic Income
Fund
   Pending Litigation.....................................................................................
   Principal Shareholders...............................................................................

Exhibit  A:  Agreement  and  Plan  of   Reorganization   between   Oppenheimer
   Multi-Sector
Income Trust and Oppenheimer Strategic Income Fund.....................................
Exhibit B:  Principal Shareholders....................................................................

Enclosure:
Prospectus of Oppenheimer Strategic Income Fund dated November 29, 2004 and its supplement dated February 18, 2005.

                                   SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement and by the Reorganization Agreement
which is attached as Exhibit A. Shareholders should carefully review this
Prospectus and Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of Strategic Income Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

      You are being asked by the Board of Trustees of Multi-Sector Income
Trust to approve the reorganization of your fund, Multi-Sector Income Trust,
with and into Strategic Income Fund.   If shareholders of Multi-Sector Income
Trust approve the Reorganization, the assets of Multi-Sector Income Trust will be transferred to Strategic Income Fund, in exchange for an equal value of Class A shares of Strategic Income Fund. The shares of Strategic Income
Fund will then be distributed to Multi-Sector Income Trust shareholders, and
Multi-Sector Income Trust will be liquidated. If the Reorganization is approved by shareholders of Multi-Sector Income Trust, you will no longer be a shareholder of Multi-Sector Income Trust, a closed-end fund and, instead, will become a shareholder of Strategic Income Fund, an open-end fund.  This exchange will occur on the Closing Date (as such term is defined in the
Reorganization Agreement attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization means that as a shareholder in
Multi-Sector Income Trust, you will receive Class A shares of Strategic
Income Fund equal in value of the net assets of Multi-Sector Income Trust transferred to Strategic Income Fund on the Closing Date.  The shares you receive will be issued at NAV without a sales charge and will not be subject to any contingent deferred sales charge ("CDSC").

      In considering whether to approve the Reorganization, you should consider, among other things:

(i) The principal differences between a closed-end fund and an open-end fund
               (as discussed herein) and the relative advantages and
               disadvantages of each.
(ii) That the Reorganization would allow you the ability to continue your investment in a vehicle that closely resembles the investment style you were seeking when you invested in Multi-Sector
               Income Trust.
(iii) That owning shares of Strategic Income Fund will offer you a different type of liquidity in your investment.  Although you will no longer be able to buy or sell your shares on a securities
               exchange at a price set by the market, you will have the
               ability to redeem your shares at the next determined NAV of the shares on any regular business day during which the Fund is open for business.
(iv) The Reorganization will give you the opportunity to capture the value of any discount between the market price and the NAV of your
               shares in Multi-Sector Income Trust on the Valuation Date.

(v) Although Strategic Income Fund has a lower management fee than
               Multi-Sector Income Trust, it has higher overall expenses than
               Multi-Sector Income Trust.  As discussed in more detail in
               "Reasons for the Reorganization-Board Considerations"
               beginning on page 25, the higher expenses are largely the
               result of operating as an open-end fund due to, among other expenses, service-related expenses which are fees that are commonly borne by most open-end funds (but not closed-end
               funds), higher transfer agency fees and state registration costs.

      Multi-Sector Income Trust is a closed-end diversified management investment company organized as a Massachusetts business trust.  Multi-Sector
Income Trust has one class of shares which is listed on The New York Stock
Exchange ("NYSE") under the symbol "OMS".  Although the NAV per share of shares of Multi-Sector Income Trust is calculated weekly, the daily trading price of the shares is determined by market factors.  Shares of Multi-Sector
Income Trust may therefore trade at a premium or discount to its NAV.

      Over the past year on a weekly basis, shares of Multi-Sector Income
Trust have always traded at a discount to its NAV. (See the table under the section titled "Reasons for the Reorganization--Background" beginning on page
24 of this combined Prospectus and Proxy Statement).  If consummated, the
Reorganization will give shareholders the opportunity to capture the value of any discount between market price and NAV of their Multi-Sector Income Trust shares, if any, at the time of the consummation of the Reorganization, because Multi-Income Sector Trust shareholders will become holders of Class A shares in Strategic Income Fund with the same aggregate NAV as their shares of Multi-Sector Income Trust.  Conversely, if Multi-Sector Income Trust
shares are trading at a premium to NAV at the time of the Reorganization, shareholders will not be able to realize the value of that premium.

      At a meeting on February 16, 2005, the Board of Trustees of
Multi-Sector Income Trust considered several alternatives to reduce the trading discount.  (See the discussion in "Reasons for the Reorganization"
beginning on page 23.)  The Board voted to recommend that shareholders of
Multi-Sector Income Trust approve a proposal to reorganize the fund with and into Oppenheimer Strategic Income Fund, an open-end fund.  OppenheimerFunds,
Inc. (the "Manager") is the investment manager to both funds. Both funds have similar investment objectives and investment strategies and policies and have a common portfolio manager.  The proposed Reorganization also was approved by the Board of Trustees of Strategic Income Fund at its meeting on March 1,
2005.

      Reorganizing Multi-Sector Income Trust into an open-end fund will eliminate immediately any market discount from NAV. If the Reorganization is approved by the shareholders of Multi-Sector Income Trust, such action could reduce the market discount or cause the shares to trade at a premium prior to the consummation of the Reorganization to the extent investors are able to purchase shares in the open market in anticipation of a prospective
Reorganization into an open-end fund in order to avoid the payment of sales charges on Class A shares of Strategic Income Fund purchased outside of, or after the Reorganization.

      The Board of Multi-Sector Income Trust reviewed and discussed with the
Manager and the Board's independent legal counsel the materials provided by the Manager relevant to the proposed Reorganization. Information with respect to each Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was provided to and considered by the Board.

      The Board of Trustees of Multi-Sector Income Trust considered several options in an attempt to reduce or eliminate the market discount, including whether to:  (i) continue to operate Multi-Sector Income Trust as a closed-end fund and repurchase shares in the open market or make a tender offer for a portion of Multi-Sector Income Trust's shares at their NAV per share; (ii) seek shareholder approval to convert Multi-Sector Income Trust to an open-end fund; and (iii) seek shareholder approval to reorganize
Multi-Sector Income Trust with and into Strategic Income Fund.  Each option is discussed in more detail under "Reasons for the Reorganization" beginning on page 23 below.

      Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page 23 below), together with other factors and information considered relevant, the
Board of Trustees of Multi-Sector Income Trust concluded that the
Reorganization would be in the best interests of shareholders of Multi-Sector
Income Trust and that the Fund would not experience any dilution as a result of the Reorganization and voted to recommend that shareholders approve the
Reorganization.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

 It is expected that shareholders of Multi-Sector Income Trust will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Strategic Income Fund. You should, however, consult your tax advisor regarding the effect, if any, of the
Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

      For federal income tax purposes, the holding period of your
Multi-Sector Income Trust shares will be carried over to the holding period for Strategic Income Fund shares you receive in connection with the
Reorganization. This exchange will occur on the Closing Date (as such term is defined in the Reorganization Agreement) of the Reorganization.  For further information about the tax consequences of the Reorganization, please see the
"Information About the Reorganization--What are the Tax Consequences of the
Reorganization?"

How do the investment objectives and policies of the Funds compare?

As shown in the chart below, the respective investment objectives and strategies of the funds are similar.

 -------------------------------------------------------------------------------
 MULTI-SECTOR INCOME TRUST             STRATEGIC INCOME FUND
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Objectives
                             ---------------------
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Seeks high current income consistent  Seeks high current income by investing
 with preservation of capital as its   mainly in debt securities.
 primary objective. Its secondary
 objective is capital appreciation.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                             Investment Strategies
                             ---------------------
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Allocates its assets among seven      Invests mainly in debt securities of
 sectors of the fixed-income           issuers in three market sectors:
 securities market to take advantage   foreign governments and companies, U.S.
 of opportunities, which arise in      government securities and lower-rated
 particular sectors in various         high-yield securities of U.S. and
 economic environments.  The seven     foreign companies (commonly called
 sectors include the:                  "junk bonds"). Those debt securities
 o U.S. Government sector consisting   typically include:
 of debt obligations of the U.S.       o foreign government and U.S.
 government and its agencies and          government bonds and notes,
 instrumentalities;                    o collateralized mortgage obligations
 o Corporate sector consisting of         (CMOs),
 non-convertible debt obligations or   o other mortgage-related securities and
 preferred stock of U.S. corporate        asset-backed securities,
 issuers and participation interests   o participation interests in loans
 in senior, fully-secured loans made   o "structured" notes,
 primarily to U.S. companies;          o lower-grade, high-yield domestic and
 o International sector, consisting       foreign corporate debt obligations,
 of debt obligations of foreign           and
 governments and their agencies and    o     "zero-coupon" or "stripped"
 instrumentalities, certain               securities.
 supra-national entities and foreign
 and U.S. companies;                   The Fund normally invests in each of
 o Asset-Backed sector consisting of   the three market sectors but is not
 undivided fractional interests in     required to invest in all three sectors
 pools of consumer loans and           at all times. The Fund can invest up to
 participation interests in pools of   100% of its assets in any one sector at
 residential mortgage loans;           any time, if the Manager believes that
 o Municipal sector consisting of      the Fund can achieve its objective
 debt obligations of states,           without undue risk. The Fund can invest
 territories or possessions of the     in issuers in any market capitalization
 United States and the District of     range - large-cap, mid-cap and
 Columbia or their political           small-cap, and can buy securities
 subdivisions, agencies,               having short-, medium-, or long-term
 instrumentalities or authorities;     maturities.
 o Convertible sector consisting of

 debt obligations and preferred stock  The Fund's foreign investments can
 of U.S. corporations convertible      include debt securities of issuers in
 into common stock; and                developed markets and emerging markets.
 o Money Market sector, consisting of  The Fund also uses derivative
 U.S. dollar-denominated debt          investments for hedging purposes or to
 obligations having a maturity of 397  seek higher investment returns. These
 days or less and issued by the U.S.   include options, futures, forward
 government or its agencies, certain   contracts, CMOs and "structured" notes.
 domestic banks or corporations; or
 certain foreign governments,          In selecting securities to buy or sell
 agencies or banks; and repurchase     for the Fund, the Fund's portfolio
 agreements.                           manager analyzes the overall investment
                                       opportunities and risks among the three
 The Manager's allocation decisions    sectors in which the Fund invests. The
 are based (i) the effect of interest  overall strategy is to build a
 rate changes, on yields of            broadly-diversified portfolio of debt
 securities in the particular          securities to help moderate the special
 sectors, (ii) the effect of changes   risks of investing in high-yield debt
 in tax laws and other legislation     securities and foreign securities.  The
 affecting securities in the various   Fund may try to take advantage of any
 sectors, (iii) changes in the         lack of correlation in the movement of
 relative values of foreign            securities prices among the three
 currencies, and (iv) perceived        sectors from time to time.  When buying
 strengths of the abilities of         or selling securities, the portfolio
 issuers in the various sectors to     manager currently looks for:
 repay their obligations.              o Securities offering high current

                                             income;
 Current income, preservation of       o Overall portfolio diversification by
 capital and, secondarily, possible          seeking securities whose market
 capital appreciation will be                prices tend to move in different
 considerations in the allocation of         directions; and
 assets among the seven investment     o relative values among the three major
 sectors                                     market sectors in which the Fund
                                             invests.

 The Fund's investments in the         The Fund's portfolio manager may sell
 Corporate, International,             securities from the portfolio when the
 Asset-Backed and Convertible sectors  analytics underlying the factors can be in securities that are in the  discussed above no longer appear
 lowest rating category of the         favorable to the Fund.  The Fund's
 nationally recognized rating          diversification strategies, both with
 organizations, or which are unrated.  respect to securities in different sectors, and securities issued by
                                       different companies and governments,
                                       are intended to help reduce the
                                       volatility of the Fund's share prices
                                       while seeking current income.

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                    Manager
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 OppenheimerFunds, Inc.                OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                               Portfolio Managers
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Arthur Steinmetz                      Arthur Steinmetz
 Caleb Wong

 -------------------------------------------------------------------------------

What are the fees and  expenses of each Fund and what are they  expected to be after the Reorganization?

      Multi-Sector Income Trust and Strategic Income Fund each pay a variety of expenses directly for management of the respective Fund's assets, administration and/or distribution (in the case of Strategic Income Fund) of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. Shareholders pay other expenses directly, such as sales charges (in the case of Strategic Income Fund).

      The following table is provided to help you understand and compare the fees and expenses of investing in shares of Multi-Sector Income Trust with the fees and expenses of investing in shares of Strategic Income Fund. The pro forma fees and expenses of the surviving Strategic Income Fund show what the fees and expenses are expected to be after giving effect to the
Reorganization of  Multi-Sector Income Trust into Strategic Income Fund.

                             PRO FORMA FEE TABLE
               For the 12 month period ended December 31, 2004

---------------------------------------------------------------------------------
                                    Multi-Sector                    Pro Forma
                                                                    Surviving
                                                     Strategic      Strategic
                                                    Income Fund    Income Fund
                                                     (Class A       (Class A
                                    Income Trust      Shares)        Shares)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from a shareholder's investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as a % of offering           None           4.75%          4.75%
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of the lower of          None          None(1)        None(1)
the original offering price or
redemption proceeds)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------------------------
                                  -----------------
                                                     Strategic      Pro Forma
                                                                    Surviving
                                                                    Strategic
                                    Multi-Sector    Income Fund    Income Fund
                                    Income Trust     (Class A       (Class A
                                                      Shares)        shares)
---------------------------------------------------------------------------------
-----------------------------------------------------------------
Management Fees                        0.65%           0.53%          0.53%
-----------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service             None           0.25%          0.25%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses                         0.09%           0.17%          0.17%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Fund Operating Expenses          0.74%           0.95%          0.95%

---------------------------------------------------------------------------------

1.    A contingent deferred sales charge ("CDSC") may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares of Strategic Income Fund.  See "How to Buy
   Shares" in that Fund's Prospectus.  No CDSC will apply to any shares of
   Strategic Income Fund that are acquired as a result of the Reorganization.

Expenses may vary in future years.  "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays.
The "Other Expenses" shown for Strategic Income Fund are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes.  That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual
Operating Expenses" were the same as shown above.

      As the Pro Forma Fee Table above shows, although Strategic Income Fund has lower management fees than Multi-Sector Income Trust, Strategic Income
Fund has higher total fund operating expenses.  As discussed more fully in
"Reasons for the Reorganization" beginning on page 23 of this Prospectus and
Proxy Statement, the higher expenses are primarily the result of the
"Distribution and/or Service (12b-1) Fees of 0.25% of average daily net assets paid by Strategic Income Fund, a fee borne by most open-end funds but not closed-end funds.

Examples

       These examples below are intended to help you compare the cost of investing in each Fund and the surviving Strategic Income Fund after the
Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

       Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you sold (in the case of Multi-Sector Income Trust) or redeemed
(in the case of Strategic Income Fund) your shares after the number of years shown or held your shares for the number of years shown without selling (in the case of Multi-Sector Income Trust) or redeeming (in the case of Strategic
Income Fund), according to the following examples.

--------------------------------------------------------------------------------
If shares are sold or            1 year    3 years      5 years      10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Multi-Sector Income Trust         $79        $247         $429         $958
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income  Fund-Class A    $568       $765         $978        $1,591
shares (with sales charge)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If  shares  are  not  sold  or   1 year    3 years      5 years      10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Multi-Sector Income Trust         $79        $247         $429         $958
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income  Fund-Class A    $568       $765         $978        $1,591
shares (with sales charge)
--------------------------------------------------------------------------------

                  Pro Forma Surviving Strategic Income Fund
--------------------------------------------------------------------------------
If shares are redeemed:          1 year   3 years     5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class  A  shares(1)   (without    $97       $304       $528          $1,172
sales charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A shares(2)  (with sales    $568      $765       $978          $1,591
charge)
--------------------------------------------------------------------------------

                  Pro Forma Surviving Strategic Income Fund
--------------------------------------------------------------------------------
If shares are not redeemed:      1 year   3 years     5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class   A   shares1   (without    $97       $304       $528          $1,172
sales charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A  shares2  (with  sales    $568      $765       $978          $1,591
charge)
--------------------------------------------------------------------------------

(1.) Expenses do not include the initial sales charge for Class A shares of
 Strategic Income Fund because the Class A shares received by shareholders of
 Multi-Sector Income Trust under the Reorganization will be issued at net asset value without a sales charge.
(2.)  Expenses include the initial sales charge for Class A shares of the Pro
 Forma Surviving Strategic Income Fund and reflect the costs of investing
 $10,000 in the surviving Strategic Income Fund following the Reorganization.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

      The following table sets forth the capitalization (unaudited) of
Multi-Sector Income Trust and Strategic Income Fund as of December 31, 2004
and indicates the pro forma combined capitalization as of December 31, 2004 as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------
                           Net Assets          Shares         Net Asset Value
                                             Outstanding         Per Share
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Multi-Sector Income        283,680,146.58      29,229,920.00       $9.71
Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund
(Class A)                4,312,574,152.39     996,403,032.06       $4.33
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Income Fund
(Pro Forma Surviving
Fund) (Class A)*         4,596,254,298.97   1,061,946,196.82       $4.33
--------------------------------------------------------------------------------
*Reflects the issuance of 65,543,164.75 Class A shares of Strategic Income
Fund in a tax-free exchange for the net assets of Multi-Sector Income Trust, aggregating $283,680,146.58.

How have the Funds performed?

      The following past performance information for the each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance
(Class A shares of Strategic Income Fund) from year to year for the last ten calendar years and (ii) a table showing how the average annual total returns of each Fund's shares (Class A shares of Strategic Income Fund), both before and after taxes compared to those of broad-based market indices.  The table shows the performance of Strategic Income Fund's Class A shares both with and without sales charge in order to provide a more accurate comparison of the relative performance of each fund because Multi-Sector Income Trust, as a closed-end fund, does not have an initial sales charge.  The past investment performance of either Fund is not necessarily an indication of how either
Fund will perform in the future.

      Annual  Total  Returns for  Strategic  Income Fund (Class A) as of 12/31
each year
--------------------------------------------------------------------------------

          Calendar Year Ended:             Oppenheimer Strategic Income Fund
                                                  Annual Total Returns

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/95                                 15.38%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/96                                 12.59%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/97                                 8.36%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/98                                 1.67%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/99                                 4.04%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/00                                 2.21%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/01                                 3.52%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/02                                 8.38%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/03                                 19.60%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/04                                 9.62%

--------------------------------------------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2005 through March 31, 2005, the cumulative total return (not annualized) before taxes for Class A shares of Strategic
Income Fund was -1.15%.

During the period shown in the bar chart, the highest return for Strategic
Income Fund (not annualized) before taxes for a calendar quarter was 6.55%
(2nd Qtr `03) and the lowest return (not annualized) before taxes for a calendar quarter was -3.41% (3rd Qtr `98).

      Annual Total Returns for Multi-Sector Income Trust as of 12/31 each year

Calendar      Oppenheimer
Year          Multi-Sector Income Trust
Ended         Annual Total Returns
-----         ---------------------

12/31/95      15.08%
12/31/96      13.16%
12/31/97      8.48%
12/31/98      1.89%
12/31/99      3.53%
12/31/00      1.35%
12/31/01      4.70%
12/31/02       8.38%
12/31/03      19.30%
12/31/04      10.25%

For the period from January 1, 2005 through March 31, 2005, the cumulative total return (not annualized) before taxes for Multi-Sector Income Trust was
-1.54%.

During the period shown in the bar chart, the highest return for Multi-Sector
Income Trust (not annualized) before taxes for a calendar quarter was 6.74%
(2nd Qtr `03) and the lowest return (not annualized) before taxes for a calendar quarter was -4.36% (3rd Qtr `98).

  ----------------------------------------------------------------------------------
  Average Annual Total Returns                         1 Year    5 Years  10 Years
  for the periods ended December 31, 2004
  ----------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------
  Strategic  Income  Fund (Class A Shares with sales   4.41%      7.14%     7.71%
  charges*)
     Return Before Taxes
     Return After Taxes on Distributions               2.04%      4.23%     4.44%
     Return  After Taxes on  Distributions  and Sale
     of Fund Shares                                    2.81%      4.23%     4.49%
  ----------------------------------------------------------------------------------
  Strategic  Income  Fund  (Class A  Shares  without
  sales charges)                                       9.62%      8.19%     8.24%
  ----------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------
  Multi-Sector Income Trust (at NAV)                   9.94%     11.52%     7.79%
  ----------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------
  Lehman Brothers  Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)               4.34%      7.71%     7.72%
  ----------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------
  Citigroup  World  Government  Bond Index (reflects
  no deduction for fees, expenses or taxes)            10.35%     8.79%     7.60%
  ----------------------------------------------------------------------------------

* The average annual total returns of Strategic Income Fund (with sales charge) include applicable sales charges of 4.75%, the current maximum initial sales charges, for Class A shares.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of Strategic Income Fund's Class A shares is compared to the
  Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets.  The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Funds'
  investments vary from those in the indices.

Differences Between Fund Operations as an Open-End and as a Closed-End
Investment Company

      Multi-Sector Income Trust is a "closed-end" management investment company under the Investment Company Act. (These funds are commonly referred to as "closed-end funds.")  Closed-end funds do not redeem their outstanding shares nor generally engage in the continuous sale of new securities, and thus operate with a relatively fixed capitalization.  The shares of closed-end funds are normally bought and sold on national securities exchanges.  As a result, you may only purchase or sell shares of Multi-Sector
Income Trust through a broker or dealer at the market price, plus a brokerage commission. The Fund's shares are currently traded on the NYSE under the symbol "OMS". The Fund's shares will be delisted from the NYSE upon the closing of the Reorganization.

      In contrast, open-end management investment companies, such as
Strategic Income Fund, commonly referred to as "mutual funds," continuously issue new shares to investors through the fund's distributor at the public offering price (which is the net asset value ("NAV") plus any applicable sales charge) at the time of such issuance. Those shares also are redeemable which means the holders of those shares have the right to sell (or redeem)
those shares back to the fund on any regular business day on which the fund is open and obtain in return their proportionate share of the value of the fund's net assets (less any redemption fee or deferred sales charge charged by the fund).  No redemption fees or deferred sales charges will be applicable to the shares of Strategic Income Fund received by shareholders of
Multi-Sector Income Trust in connection with the Reorganization.

      Some of the other significant differences between operations of a closed-end and an open-end investment company are as follows:

      Acquisition and Disposition of Shares.  If the Reorganization is
completed, Multi-Sector Income Trust's shares will no longer be listed on the
NYSE.   Investors wishing to acquire shares of Strategic Income Fund
(including current Multi-Sector Income Trust shareholders wishing to purchase additional shares of Strategic Income Fund) would be able to purchase them from OppenheimerFunds Distributor, Inc. (the "Distributor") or any
broker-dealer or financial institution that has a sales agreement with the
Distributor at the public offering price (NAV plus any applicable sales charge). Shareholders desiring to realize the value of their shares would be able to do so by exercising their right to have such shares redeemed by the
Fund at the next determined NAV. The Fund's NAV per share is calculated by dividing (i) the value of its portfolio securities plus all cash and other assets (including accrued interest and dividends received but not collected)
less all liabilities (including accrued expenses) by (ii) the number of outstanding shares of the Fund. The SEC generally requires open-end investment companies to value their assets on each business day in order to determine the current NAV on the basis of which their shares may be redeemed by shareholders or purchased by investors. The NAV of Strategic Income Fund is published daily by leading financial publications.

      Portfolio Management.  Because a closed-end fund does not continuously sell new shares and does not  have to stand ready to redeem its shares, it may keep its assets more fully invested and make investment decisions without having to adjust for cash inflows and outflows from continuing sales and redemptions of its shares. In contrast, open-end funds may be forced to hold a higher cash position or sell portfolio securities at disadvantageous times or prices to satisfy redemption requests.

      Expenses.  If Multi-Sector Income Trust is reorganized into Strategic
Income Fund, an open-end fund, the shares of Multi-Sector Income Trust will be cancelled and new Class A shares of Strategic Income Fund will be issued to  former Multi-Sector Income Trust shareholders.  Shareholders of the combined Strategic Income Fund then will bear their allocable share of
Strategic Income Fund's expenses. Open-end funds are generally more expensive to operate and administer than closed-end funds. Operational expenses of an open-end fund that are generally higher than those of a closed-end fund primarily include the costs associated with the distribution and/or servicing of the open-end fund's shares and higher transfer agency expenses.  A comparison of the two funds' operating expenses aptly demonstrates this distinction.  As shown in the Pro Forma Fee Table on page 5, Strategic Income
Fund's annual total fund operating expenses are higher than the total operating expenses of Multi-Sector Income Trust.  However, the table also demonstrates that the addition of the distribution and/or service (12b-1)
fees is the most significant reason for the higher total expenses of
Strategic Income Fund.

      Similar to most open-end funds, Strategic Income Fund pays 12b-1 fees because of the nature of how open-end funds sell their shares.  Shares of
Strategic Income Fund are sold to investors through a network of broker-dealers and other financial intermediaries.  Most broker-dealers and financial intermediaries will only sell shares of the Fund if they can earn a competitive sales compensation and be compensated for ongoing support and services provided to shareholders.  Rule 12b-1 under the Investment Company
Act allows open-end funds to finance directly or indirectly any activity that is primarily intended to result in the sale of fund shares pursuant to a written plan of distribution.  Strategic Income Fund's Class A service plan pursuant to Rule 12b-1 allows Strategic Income Fund to pay competitive compensation to brokers, dealers and other financial institutions for personal services they provide to their customers who hold Class A shares of
Strategic Income Fund.

      As discussed below, the inability to pay 12b-1 fees would place an open-end fund at a severe competitive disadvantage with its competitor funds because most other competitor funds have such plans and are able to pay dealers to be included in their various distribution programs and to provide distribution related services.  Strategic Income Fund's Class A service plan allows the Fund to pay broker-dealers and financial intermediaries to provide certain distribution assistance and/or administrative support services to
Fund shareholders.  Without the ability to pay these fees, Strategic Income
Fund would be unable to pay broker-dealers and financial intermediaries to provide those services to Fund shareholders, which would likely result first, in a reduction or elimination of distribution assistance and/or administrative support services to the Fund's Class A shareholders, and, second, in substantially increased redemptions in the Fund because of the lack of those services being provided to shareholders.

      State Registration Requirements. As a closed-end fund listed on the
NYSE, Multi-Sector Income Trust does not issue and offer new shares for purchase.  As a result, it does not incur the expense of registering the sale of its shares with state securities commissions. However, as a result of being reorganized into an open-end fund which makes a continuous offering of its shares, Strategic Income Fund is required to register the sale of its shares with state securities authorities and incurs the costs related to such registration.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions, and Exchanges

      Both Funds are part of the OppenheimerFunds family of mutual funds.
However because of the differences between open-end and closed-end funds, the procedures for purchases, exchanges and redemptions of shares of the Funds are substantially different.  These differences stem primarily from the fact that Multi-Sector Income Trust is a closed-end fund and Strategic Income Fund is an open-end fund.

Purchases

      Multi-Sector Income Trust's shares are traded on the NYSE at prevailing market price, which may be equal to, less than or more than their NAV.  These shares may be purchased by placing an order with any broker who effects trades in NYSE listed stocks.  The market price of Multi-Sector Income
Trust's shares are  determined by the relative demand for and supply of shares in the market which may be affected by, among other things, the Fund's investment performance, the Fund's dividends and yield and the investor perception of the Fund's overall attractiveness as an investment as compared with other investment alternatives.

      Strategic Income Fund continuously offers new shares to investors at the offering price at the time of purchase, which is the NAV plus any initial sales charge that applies.  The offering price is based on the next calculation of NAV per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.  The Fund's NAV per share is determined as of close of regular trading on the NYSE, on each day that the NYSE is open for regular business, by dividing the value of the Fund's net assets by the total number of shares outstanding. The Fund's investments generally are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Fund' Board of Trustees.  See "About Your Account--At What Price Are Shares Sold?" in the
Fund's Prospectus.

      Class A shares of Strategic Income Fund are sold at their offering price, which is normally NAV plus an initial sales charge. However, in some cases, described in the Fund's Prospectus, purchases are not subject to an initial sales charge, and the offering price will be the NAV. In other cases, reduced sales charges may be available, as described in the Fund's Prospectus or Statement of Additional Information.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers for Strategic Income Fund are as follows:

 ----------------------------------------------------------------------------
                                Front-End     Front-End Sales
                                Sales         Charge As a      Concession
                                Charge As a   Percentage of    As a
       Amount of Purchase       Percentage    Net              Percentage
                                of            Amount Invested  of
                                Offering                       Offering
                                Price                          Price
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 Less than $50,000                  4.75%          4.98%           4.00%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 $50,000 or more but less than
 $100,000                           4.50%          4.71%           3.75%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 $100,000 or more but less
 than $250,000                      3.50%          3.63%           2.75%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 $250,000 or more but less
 than $500,000                      2.50%          2.56%           2.00%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
 $500,000 or more but less
 than $1 million                    2.00%          2.04%           1.60%
 ----------------------------------------------------------------------------

      For additional information with respect to how to buy Class A shares of
Strategic Income Fund, including how to reduce Class A sales charges and other special sales charge arrangements and waivers, see the current
Prospectus of the Fund which accompanies this combined Prospectus and Proxy
Statement.

Share Redemption Procedures

      The redemption procedures for shares of Multi-Sector Income Trust and
Strategic Income Fund also are different. A shareholder of Multi-Sector
Income Trust has no right to redeem his or her shares at NAV by tendering those shares back to the Fund.  Rather, Fund shareholders generally may sell their shares only in the secondary market at the then-current market price, which may be more or less than the Fund's NAV per share.

      In contrast, a shareholder of Strategic Income Fund may redeem some or all of his or her shares from Strategic Income Fund on any regular business day during which the Fund is open for business by tendering such shares to
Strategic Income Fund.  Shares of Strategic Income Fund may be redeemed in writing, over the phone or through the internet on any regular business day.
The redemption price Strategic Income Fund will pay for such shares is equal to the next NAV (less any applicable contingent deferred sales charge)
calculated after your order is received in proper form and is accepted by the
Fund's transfer agent, OppenheimerFunds Services (the "Transfer Agent").  You
can also set up Automatic Withdrawal Plans to redeem shares on a regular
basis.   See "About Your Account-How to Sell Shares" in Strategic Income
Fund's Prospectus for additional information.  None of these options is available to shareholders of Multi-Sector Income Trust.

Exchange Privilege

      Multi-Sector Income Trust does not offer its shareholders the ability to exchange shares of Multi-Sector Income Trust for shares of any other
Oppenheimer fund.  Shareholders of Strategic Income Fund, however, may exchange at NAV all or a portion of their Strategic Income Fund shares for the same class of shares of certain other Oppenheimer funds at NAV.  This is a benefit that would be available to shareholders of Multi-Sector Income
Trust if the Reorganization is approved.

      OppenheimerFunds, Inc. (the "Manager") and the Board of Trustees of
Strategic Income Fund have adopted certain policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change.  For additional information about exchanges of
Strategic Income Fund shares, see the Fund's current Prospectus

Other Shareholder Services

      The shareholder services offered by Multi-Sector Income Trust and
Strategic Income Fund are also different. In addition to the exchange privilege, Strategic Income Fund offers other services typically offered by open-end investment companies to their shareholders.  These include:  (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent, (ii) reinvestment of dividends and distributions at NAV, (iii) Asset Builder (automatic investment) Plans,
(iv) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the Funds valued at $5,000 or more, (v) AccountLink and PhoneLink arrangements, and (vi) telephone and internet redemptions.  Strategic Income
Fund also offers wire redemptions of fund shares and checkwriting for accounts that are not subject to a CDSC.  All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of Strategic Income Funds' prospectus.  For additional information, please see the section in the current Prospectus of Strategic Income Fund titled "ABOUT YOUR ACCOUNT."

WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN MULTI-SECTOR INCOME TRUST OR
                            STRATEGIC INCOME FUND?

      The risks associated with an investment in each Fund are very similar.
Like all investments, an investment in either Fund involves risk. There is no assurance that either Fund will meet its investment objective.  When you redeem your shares of Strategic Income Fund (or sell your shares of
Multi-Sector Income Trust), those shares may be worth more or less than the amount you paid for them.  This means that you can lose money by investing in either Fund.

      Both Funds can invest in various types of debt securities.
Accordingly, both Funds may be subject to both credit risks and interest rate risks.  There are risks that any holding by the Funds could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of a Fund's investments (and its share prices) to fall. If there is a high redemption demand for Strategic Income
Fund's shares that was not anticipated, although unlikely there is a possibility that portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection by the Manager could cause either Fund to underperform other funds with similar investment objectives.

      In the OppenheimerFunds spectrum, both Funds are generally more aggressive and have more risks than funds that focus on U. S. government securities and investment-grade bonds, but the Funds' sector diversification strategy may help make the Funds less volatile than funds that focus solely on investments in high-yield bonds or a single foreign sector, such as emerging markets.  In allocating either Fund's investments among the principal sectors in which both Funds invest, the Manager seeks to take advantage of the lack of correlation of the performance of these sectors.
However, the Manager's expectations about the relative performance of those sectors may be inaccurate, and both Funds' returns might be less than other funds using similar strategies.

SECTOR ALLOCATION RISKS.  As set forth under the Investment Strategies section in this Prospectus and Proxy Statement on page 4, Strategic Income
Fund invests mainly in debt securities of issuers in three market sectors;
foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies.  Multi-Sector Income
Trust allocates its assets among seven sectors of the fixed-income securities:  U.S. government, Corporate sector, international sector, asset-backed sector, municipal sector, convertible sector, and money market sector.  In allocating the Fund's investments among the various principal sectors in which each Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the Manager's expectations about the relative performance of those sectors may be inaccurate, and either
Fund's returns might be less than other funds using similar strategies.

CREDIT RISK.  Both Funds' debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, a Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of a Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.
While each Fund's investments in U.S. government securities are subject to little credit risk, each Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

      Special Risks of Lower-Grade Securities.  Strategic Income Fund can
invest without limit in securities below investment grade to seek high income.  Multi-Sector Income Trust's investments in lower-rated securities cannot exceed 75% of the Fund's total assets, with no more than 50% of the
Fund's total assets in lower-rated foreign securities.  Both Funds normally invest a substantial part of their assets in , high-yield debt securities below investment-grade of both U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others.

      The Funds' ability to increase their investments in high-yield securities will enable them to seek higher investment return.  However, high-yield securities, whether rated or unrated, will involve greater volatility of price and risk of loss of principal and income (including a greater possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories.  These securities also could have less liquidity than lower yielding, higher-rated
fixed-income securities.   As a result, each Fund's credit risks are greater
than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities
(particularly during general economic downturns).  Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for each
Fund to value or sell them at an acceptable price. These risks can reduce each Fund's share prices and the income it earns.

      Lower-grade debt securities are rated below "Baa" by Moody's Investors
Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's Rating
Service ("S&P") or have comparable ratings by other nationally-recognized rating organizations.  The Funds can invest in securities rated as low as "C"
or "D" or which are in default at the time the Funds buy them.  While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.  The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Funds, and the Funds can buy unrated securities. The
Manager may assign a rating to an unrated security that the Manager believes is equivalent to that of a rated security that offers comparable yields and risks.

INTEREST RATE RISKS.  Both Funds debt securities are subject to interest rate risks.  The values of the Funds' debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.
When prevailing interest rates fall, the values of already-issued debt securities generally rise.  When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.  Each Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, either Fund's investments in new securities at lower yields will reduce the
Fund's income.

      RISKS OF FOREIGN INVESTING.  Both Funds will normally invest significant amounts of its assets in foreign securities.  However, Strategic
Income Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets.  Multi-Sector Income Trust cannot invest more than 50% of the Fund's total assets in lower-rated foreign securities.  Additionally, Multi-Sector Income Trust may not invest more than
15% of its total assets in foreign securities of any one country. Both Funds'
investments in foreign securities can consist of a variety of debt securities issued by foreign governments and companies, as well as "supra-national"
entities, such as the World Bank.  They can include bonds, debentures, and notes, including derivative investments called "structured" notes. The Funds'
foreign debt investments can be denominated in U.S. dollars or in foreign currencies.

      While foreign securities may offer special investment opportunities, they also have special risks that can reduce each Fund's share prices and income.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Funds make from the income they receive from foreign securities if foreign currency values change against the U.S. dollar.
Foreign investing can result in higher transaction and operating costs for either Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Special Risks of Emerging Markets.  Both Funds can buy securities in emerging and developing markets.  Investments in emerging and developing markets present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that either Fund might not receive the sale proceeds of a security on a timely basis.

PREPAYMENT RISK.  Both Funds are subject to prepayment risk which is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that either Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

U.S. GOVERNMENT SECURITIES.   Both Funds normally invest some of their assets
in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as
"instrumentalities."  These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one and up to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  These also include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the
U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some government securities are supported by the right of the issuer to borrow from the U.S.
Treasury under certain circumstances, such as Federal National Mortgage
Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").  Securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks are neither guaranteed nor issued by the U.S.
government.

Portfolio Turnover.  Strategic Income Fund's portfolio turnover rate has been higher than Multi-Sector Income Trust's portfolio turnover rate over each
Fund's five previous fiscal years. Each Fund may engage in short-term trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance);
however, most of each Fund's portfolio transactions are principal trades that do not entail brokerage fees.  If either Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
Highlights table at the end of Strategic Income Fund's Prospectus shows that
Fund's portfolio turnover rates during recent fiscal years.

      Please refer to the financial statements of both Funds for a complete listing (as of the respective report dates) of the portfolio investments for each Fund. These are included in each Fund's Statement of Additional
Information, which is available free of charge.

                     INFORMATION ABOUT THE REORGANIZATION

      This is only a  summary  of the  material  terms  of the  Reorganization
Agreement.  You should  read the form of  Reorganization  Agreement,  which is attached as Exhibit A.

How will the Reorganization be carried out?

      If the shareholders of Multi-Sector Income Trust approve the
Reorganization Agreement, the Reorganization will take place after various conditions are satisfied by Multi-Sector Income Trust and Strategic Income
Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about July 28, 2005 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled for on or about July 29, 2005.

      If the shareholders of Multi-Sector Income Trust vote to approve the
Reorganization Agreement, you will receive Class A shares of Strategic Income
Fund equal in value to the value as of the Valuation Date of your shares of
Multi-Sector Income Trust.  Multi-Sector Income Trust will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of
Multi-Sector Income Trust will be permanently closed at the close of business on the Valuation Date.

      Shareholders of Multi-Sector Income Trust who vote their shares in favor of the Reorganization will be electing in effect to redeem their shares of Multi-Sector Income Trust at its NAV on the Valuation Date, after
Multi-Sector Income Trust subtracts a Cash Reserve (as that term is defined in the Reorganization Agreement), and reinvests the proceeds in shares of
Strategic Income Fund at its NAV.  The Cash Reserve is that amount retained by Multi-Sector Income Trust, which is deemed sufficient in the discretion of the Board for the payment of the Fund's outstanding debts, taxes and expenses of liquidation. The Cash Reserve will consist of approximately $150,000 in cash. Strategic Income Fund is not assuming any debts of Multi-Sector Income
Trust except debts for unsettled securities transactions and outstanding dividend checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Multi-Sector Income Trust on or before the Closing Date. Multi-Sector Income Trust will recognize capital gain or loss on any sales of portfolio securities made prior to the
Reorganization. The sales of portfolio securities contemplated in the
Reorganization are anticipated to be in the ordinary course of business of
Multi-Sector Income Trust's activities.

      Under the Reorganization Agreement, within one year after the Closing
Date, Multi-Sector Income Trust shall: (a) either pay or make provision for all of its debts and taxes; and (b) either (i) transfer any remaining amount of the Cash Reserve to Strategic Income Fund, if such remaining amount is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of Multi-Sector Income Trust who were shareholders on the
Valuation Date. The remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of
Multi-Sector Income Trust shares outstanding on the Valuation Date. In order to qualify for this rebate, it is not necessary for a shareholder of
Multi-Sector Income Trust to continue to hold Strategic Income Fund shares received in the Reorganization. If the Cash Reserve is insufficient to satisfy any of Multi-Sector Income Trust's liabilities, the Manager will assume responsibility for any such unsatisfied liability. Within one year after the Closing Date, Multi-Sector Income Trust will complete its liquidation.

      Under the Reorganization Agreement, either Multi-Sector Income Trust or
Strategic Income Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the
Reorganization Agreement.

      To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Multi-Sector Income
Trust.

Who will pay the expenses of the Reorganization?

      The cost of printing and mailing this Proxy will be borne by
Multi-Sector Income Trust and is estimated to be less than $25,000. The Funds will share the cost of the tax opinion. Any documents such as existing prospectuses or annual reports that are included in the proxy mailing or at a shareholder's request will be a cost of the Fund issuing the document. Any other out-of-pocket expenses associated with the Reorganization will be paid by the Funds in the amounts incurred by each. The approximate cost of the
Reorganization is $10,000 for Multi-Sector Income Trust and $10,000 for
Strategic Income Fund.

What are the tax consequences of the Reorganization?

      The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal
Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Multi-Sector Income Trust and Strategic Income
Fund, it is expected to be the opinion of Deloitte & Touche LLP that shareholders of Multi-Sector Income Trust will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Strategic Income Fund, that shareholders of Strategic Income
Fund will not recognize any gain or loss upon receipt of Multi-Sector Income
Trust's assets, and that the holding period of Strategic Income Fund shares received in that exchange will include the period that Multi-Sector Income
Trust shares were held (provided such shares were held as a capital asset on the Closing Date). Please see the Agreement and Plan of Reorganization for
more details.  If this tax opinion is not received by the Closing Date, the
Fund may still choose to go forward with the Reorganization, pending re-solicitation of shareholders and shareholder approval. In addition, neither Fund is expected to recognize a gain or loss as a direct result of the Reorganization.

 Immediately prior to the Valuation Date, Multi-Sector Income Trust will pay a dividend which will have the effect of distributing to Multi-Sector Income
Trust's shareholders all of Multi-Sector Income Trust's investment company taxable income, if any, for taxable years ending on or prior to the Closing
Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Any such dividends will be included in the taxable income of
Multi-Sector Income Trust's shareholders as ordinary income and capital gain, respectively.

 You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                        REASONS FOR THE REORGANIZATION

      Multi-Sector Income Trust's only class of shares is listed on the NYSE under the symbol "OMS". Although the NAV per share of shares of Multi-Sector
Income Trust is calculated weekly, the daily trading price of the shares is determined by market factors.  Shares of Multi-Sector Income Trust may therefore trade at a premium or discount to its NAV.  Over the past year on a weekly basis, shares of Multi-Sector Income Trust have always traded at a discount to its NAV.

Background

      The following table sets forth for the shares of Multi-Sector Income
Trust for the three-month periods through April 30, 2005 and shows in Column
(A) the per share high sales price on the NYSE (Market) and the date of that price; the NAV per share as of the last day of the week (and date)
immediately preceding the day of the high sales price (NAV);  and the premium or discount (expressed as a percentage of NAV) represented by the difference between such high sales price and the corresponding NAV. Column (B) shows the per share low sales price on the NYSE (Market) and the date of that price;
the NAV per share as of the last day of the week (and date) immediately preceding the day of the low sales price (NAV); and the premium or discount
(expressed as a percentage of NAV) represented by the difference between such low sales price and the corresponding NAV.

                             Multi-Sector Income Trust
                             -------------------------

                  (A)                                 (B)
---------------------------------------------------------

3-month        Market Price High;(1)              Market Price Low;(1)
Period         NAV and Premium/                   NAV and Premium/
Ended          Discount That Day(2)               Discount That Day(2)

--------       ----------------------------       ----------------------------

1/31/03        Market: $7.92 (1/31/03)            Market: $7.32 (11/6/02)
               NAV: $8.54 (1/24/03)               NAV: $8.19 (11/1/02)
               Premium//Discount: -7.28%          Premium//Discount: -10.63%

4/30/03        Market: $8.15 (3/30/03)            Market: $7.79 (3/18/03)
               NAV: $8.87 (4/25/03)               NAV: $8.58 (3/14/03)
               Premium//Discount: -8.12%          Premium//Discount: -9.21%

7/31/03        Market: $8.39 (6/9/03)             Market: $8.05 (7/9/03)
               NAV: $9.07 (6/6/03)                NAV: $9.07 (7/3/03)
               Premium//Discount: -7.50%          Premium//Discount: -6.67%

10/31/03       Market: $8.45 (10/8/03)            Market: $7.93 (8/19/03)
               NAV: $9.22 (10/3/03)               NAV: $8.81 (8/15/03)
               Premium//Discount: -8.35%          Premium//Discount: -9.99%

1/30/04        Market: $8.85 (1/29/04)            Market: $8.21 (11/11/03)
               NAV: $9.56 (1/23/04)               NAV: $9.29 (11/7/03)
               Premium//Discount: -7.43%          Premium//Discount: -11.67%

4/30/04        Market: $8.85 (2/6/04)             Market: $8.12 (4/30/04)
               NAV:  $9.49 (1/30/04)              NAV: $9.38 (4/23/04)
               Premium//Discount:-6.74%           Premium//Discount:-13.44%

7/30/04        Market: $8.45 (5/5/04)             Market: $7.68 (5/11/04)
               NAV:  $9.36 (4/30/04)              NAV: $9.19 (5/7/04)
               Premium//Discount:-9.63%           Premium//Discount:-16.44%

10/29/04       Market: $8.54 (10/27/04)           Market: $8.00 (8/4/04)
               NAV:  $9.61 (10/22/04)             NAV: $9.29 (7/30/04)
               Premium//Discount:-11.15%          Premium//Discount:-13.89%

1/31/05        Market: $8.92 (12/30/04)           Market: $8.23 (11/8/04)
               NAV:  $9.68 (12/23/04)             NAV: $9.66 (11/5/04)
               Premium//Discount:-7.95%           Premium//Discount:-14.71%

4/29/05        Market: $9.40 (3/1/05)             Market: $8.57(2/2/05)
               NAV:  $9.69 (2/25/05)              NAV: $9.64 (1/28/05)
               Premium//Discount:-2.30%           Premium//Discount:-11.10%

---------------
(1.)  As reported by the NYSE.

(2.) The Fund's  computation  of net asset  value  (NAV) is as of the close of trading on the last day of the week  immediately  preceding  the day for which the  high and low  market  price  is  reported  and the  premium  or  discount
(expressed  as a  percentage  of NAV) is  calculated  based on the  difference between that high or low market price and the  corresponding NAV for that day, divided by the NAV.

Board Considerations

      At a meeting on February 16, 2005, the Board of Trustees of
Multi-Sector Income Trust considered several alternatives to reduce the trading discount.  After considering several options, the Board approved a proposal to reorganize the Fund with and into Oppenheimer Strategic Income
Fund.  The Board of Multi-Sector Income Trust also approved a resolution to hold a meeting of shareholders of the Trust to vote on the reorganization and recommended that shareholders approve it.

      The options considered by the Board of Trustees included whether to:
(i) continue to operate Multi-Sector Income Trust as a closed-end fund and repurchase shares in the open market or make a tender offer for a portion of
Multi-Sector Income Trust's shares at their NAV per share; (ii) seek shareholder approval to convert Multi-Sector Income Trust to an open-end fund; and (iii) seek shareholder approval to reorganize Multi-Sector Income
Trust with and into Strategic Income Fund.  Each alternative is discussed below in more detail.

      Continuing Operations as a Closed-End Fund and Making a Share
Repurchase or Tender Offer.  In considering continuing to operate
Multi-Sector Income Trust as a closed-end fund, the Board recognized that a closed-end mutual fund offers certain benefits that are not available to open-end funds.  For example, because a closed-end fund does not continuously sell shares or have to stand ready to redeem its shares, it may keep all of its assets fully invested and make investment decisions without having to adjust for cash inflows and outflows from continuing sales and redemptions of its shares. In contrast, open-end funds may be subject to pressure to sell portfolio securities at disadvantageous times or prices to satisfy such redemption requests.  Additionally, closed end funds generally do not have certain expenses, such as distribution costs and Rule 12b-1 fees, to which open-end funds are frequently subject.

      However, in spite of those advantages offered by continuing the operation of Multi-Sector Income Trust as a closed-end fund, the trading discount has existed for some time and the Manager informed the Board it does not believe the discount is likely to be eliminated for any substantial period by offering to repurchase shares or making a tender offer.
Additionally, because the Fund is relatively small, OFI has been unable to attract analyst coverage of the Fund by any investment banking firms, including by its principal initial underwriter.  The Board also agreed with the Manager's recommendation that it would be impracticable for the Manager to undertake a major advertising campaign to promote the Fund.

      Rule 23c-1 under the Investment Company Act permits a closed-end fund to repurchase its shares, subject to the conditions of that rule.  A share repurchase or tender offer could help narrow the trading discount for
Multi-Sector Income Trust by either decreasing the number of shares available or increasing the trading volume for shares of Multi-Sector Income Trust.
However, the Board concluded there were a number of risks associated with a share repurchase or tender offer that did not make a share repurchase or tender offer in the best interests of the fund or its shareholders.  For example, although Multi-Sector Income Trust would have been permitted to incur debt to finance a repurchase and/or tender offer, the interest on any such borrowings would reduce its net income.  In addition, the acquisition of shares by Multi-Sector Income Trust would decrease the total assets of
Multi-Sector Income Trust and therefore may increase its expense ratio.  If
Multi-Sector Income Trust were required to liquidate portfolio securities to purchase shares, the portfolio managers could be required to sell portfolio securities at unfavorable prices or the Fund could realize disadvantageous gains or losses.

      If Multi-Sector Income Trust were to offer a share repurchase or tender offer, speculators in Fund shares might profit from a temporary narrowing of its discount to the detriment of its long-term shareholders.  In addition, the discount might revert to its current or even larger levels after the share repurchase, due to volatility of the general bond market or other factors.  A share repurchase would be expected to increase demand for
Multi-Sector Income Trust's shares and therefore to increase its market price in the short-term.  However, it would also decrease the number of shares available, which could serve to increase the trading discount in the long-term.  It is therefore difficult to estimate the impact of a share repurchase on the trading discount of Multi-Sector Income Trust.

      For these reasons, among others, the Board concluded that a share repurchase or tender offer would not be in the best interests of Multi-Sector
Income Trust shareholders.

      Converting Multi-Sector Income Trust into an Open-End Fund.
Alternatively, the Board considered seeking shareholder approval to convert
Multi-Sector Income Trust into an open-end fund.  That conversion would have the effect of eliminating the discount and providing shareholders the ability to redeem their shares  daily at NAV.  However, the Board concluded that the risk of significant redemptions following the conversion of changing a closed-end fund into an open-end fund could require the portfolio manager to sell holdings at unfavorable prices and may result in the realization of detrimental gains or losses.  Multi-Sector Income Trust' expense ratio could be adversely affected by significant net redemptions which would result in a substantial reduction in asset size of the Fund.  The Board did consider whether it would be practicable to impose a redemption fee to deter such redemptions, but determined that a redemption fee might not be enough to deter arbitrage in the Fund's shares or to prevent redemptions.
Additionally, if Multi-Sector Income Trust were converted to an open-end fund, it would be in the same market niche as Strategic Income Fund.
Strategic Income Fund is a much larger and better known fund, however, and the Board agreed with the Manager's view that Multi-Sector Income Trust may have difficulty attracting new assets.

      Reorganization of Multi-Sector Income Trust with Strategic Income Fund.
In making its determination to recommend the Reorganization to the shareholders of Multi-Sector Income Trust, the Board of Trustees considered, among other things: (i) the principal differences between a closed-end fund and an open-end fund (as discussed further below) and the relative advantages and disadvantages of each; and (ii) that the conversion would allow the shareholders the ability to continue their investments in a vehicle that closely resembles what they were seeking when they invested in Multi-Sector
Trust.  In addition, the elimination of duplicative operations should enable the combined fund to be serviced and/or marketed more efficiently.

      In reviewing the Funds' expenses, the Board also considered the fact that Strategic Income Fund's annual expense ratio is higher than the annual expense ratio of Multi-Sector Income Trust.  However, the Board considered that the only option in which Multi-Sector Income Trust would be able to maintain the lower annual expense ratio would be for Multi-Sector Income
Trust to continue to operate as a closed-end fund, which as discussed above, the Board determined would not be a viable option.  As a result, the Board determined that despite the higher expenses of Strategic Income Fund, the
Reorganization of Multi-Sector Income Trust into Strategic Income Fund was the most viable option and was necessary in order to reduce the trading discount.

      The Board recognized that open-end funds are generally more expensive to operate and administer than closed-end funds.  In particular, the Board considered that certain expenses of operating as an open-end fund, such as the costs associated with the distribution and servicing of the open-end fund's shares in particular, and higher transfer agency expenses, are not borne by a closed-end fund.

      The most significant difference in operating expenses of open-end funds from closed-end funds are the costs associated with the distribution and servicing of shares of open-end funds.  Distribution and/or service fees are permitted to be paid by open-end funds pursuant to Rule 12b-1 under the
Investment Company Act.  Rule 12b-1 allows open-end funds to finance directly or indirectly any activity that is primarily intended to result in the sale of fund shares pursuant to a written plan of distribution.  In accordance with Rule 12b-1, Strategic Income Fund has adopted a service plan for Class A shares.  Under the plan, the Fund pays the Distributor for all or a portion of its costs incurred in connection with paying brokers, dealers and other financial institutions for personal services they provide to their customers who hold Class A shares of the Fund.  The plan has been approved by the
Fund's Board of Trustees, including a majority of the Independent Trustees.

      Shares of Strategic Income Fund are sold to investors through a network of broker-dealers and other financial intermediaries.  Most financial intermediaries will only sell shares of the Fund if they can earn a competitive sales compensation and be compensated for ongoing support and services provided to shareholders.  Accordingly, the plan allows Strategic
Income Fund to offer competitive compensation for selling its shares.  In this regard, the majority of competitor open-end funds also have adopted Rule
12b-1 plans to help pay for the distribution and/or servicing of shares.  The
0.25% service fee paid by the Fund under its plan is consistent with the service fees paid by other non-proprietary funds that charge such fees.

      Furthermore, without the payment of the service fees under the plan, it is likely that redemptions would increase substantially because most other competitor funds have such plans and are able to pay dealers for rendering those services.  As a result, it is unlikely that the Fund would be able to retain the existing shareholders and compete for new investments, or its ability to do so would be substantially reduced, without the ability to pay the service fees.  In sum, the absence of such a plan would likely result in reduced sales of Fund shares, net redemptions, and a reduction or elimination of distribution assistance and/or administrative support services to the
Fund.

      The Manager also believes that Strategic Income Fund's higher expense ratio would be offset by other benefits, such as the more extensive account features and shareholder services (as discussed further above) shareholders would receive from Strategic Income Fund.  Finally, although Strategic Income
Fund's total expenses are higher than Multi-Sector Income Trust's total expenses, Strategic Income Fund's total expenses for its last fiscal year ended September 30, 2004 were lower than the majority of the Fund's peer group of similar funds (87th out of 108 funds in Lipper Multi-Sector Income
Funds category where 100th percentile equals the lowest expenses) (according to Lipper Inc.).

      After consideration of the above factors, together with other factors and information considered relevant, including that the costs of the
Reorganization were expected to be relatively moderate, the Board of
Multi-Sector Income Trust, including the Trustees who are not "interested persons" (as defined in the Investment Company Act) of either Multi-Sector
Income Trust or the Manager (the "Independent Trustees"), concluded that the
Fund would not experience dilution as a result of the Reorganization and concluded the Fund's participation in the Reorganization is in the best interests of the Fund and its shareholders.  Accordingly, the Board of
Multi-Sector Income Trust, including the Independent Trustees, unanimously approved the Reorganization and the Reorganization Agreement and voted to recommend its approval to the shareholders of Multi-Sector Income Trust.

      The Board of Trustees of Strategic Income Fund also considered the relatively moderate costs of the reorganization and concluded that the Fund would not experience dilution as a result of the Reorganization.  Therefore, the Board of Trustees of Strategic Income Fund, including the Trustees who are not "interested persons" (as defined in the Investment Company Act) of either Strategic Income Fund or the Manager (the "Strategic Income Fund's
Independent Trustees"), concluded that the Fund's participation in the
Reorganization is in the best interests of the Fund and its shareholders.
Accordingly, the Board of Strategic Income Fund, including Strategic Income
Fund's Independent Trustees, unanimously approved the Reorganization and the
Reorganization Agreement.  Strategic Income Fund shareholders do not vote on the Reorganization.

      For the reasons discussed above, the Board, on behalf of Multi-Sector
Income Trust, recommends that you vote FOR the Reorganization Agreement. If shareholders of Multi-Sector Income Trust do not approve the Reorganization
Agreement, the Reorganization will not take place and Multi-Sector Income
Trust will continue to operate as a closed-end investment company.  In that case, Multi-Sector Income Trust would send its annual proxy statement to shareholders to elect the Class C trustees.

What should I know about Class A Shares of Strategic Income Fund?

      Upon consummation of the Reorganization, you will receive Class A shares of Strategic Income Fund equal in value as of the Valuation Date of the net assets delivered by Multi-Sector Income Trust to Strategic Income
Fund.

      Each Class A share of Strategic Income Fund distributed to shareholders of Multi-Sector Income Trust in connection with the Reorganization will be fully paid and nonassessable when issued, will have no preemptive or conversion rights and will be transferable on the books of Strategic Income
Fund. Each Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting. The shares of Strategic Income Fund will be recorded electronically in each shareholder's account. Strategic Income Fund will then send a confirmation to each shareholder. Shareholders of Multi-Sector Income
Trust holding certificates representing their shares will not be required to surrender their certificates in connection with the reorganization. However, former shareholders of Multi-Sector Income Trust whose shares are represented by outstanding share certificates will not be allowed to redeem, transfer or pledge shares of Strategic Income Fund they receive in the Reorganization until the exchanged Multi-Sector Income Trust certificates have been returned to the Transfer Agent. Unlike Multi-Sector Income Trust, Strategic Income
Fund does not hold annual shareholder meetings.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

 Both Multi-Sector Income Trust and Strategic Income Fund have certain additional investment restrictions that, together with their investment objectives, are fundamental policies, changeable only by shareholder approval. Generally, these investment restrictions are similar between the
Funds.  Please see the Statement of Additional Information for each Fund for descriptions of those investment restrictions.

OTHER COMPARISONS BETWEEN THE FUNDS

      The description of certain other key features of the Funds below is supplemented by Strategic Income Fund's Prospectus and Statement of
Additional Information, which are incorporated by reference.

Management of the Funds

      The Funds are governed by separate Boards of Trustees, who are responsible for protecting the interests of their respective Fund's shareholders under federal and Massachusetts law and other applicable laws.
For a listing of the Strategic Income Fund's Board of Trustees and biographical information, please refer to the Statement of Additional
Information to this Prospectus and Proxy Statement.

 Investment Management and Fees

      The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager.  Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment advisor for both
Funds, manages the assets of both Funds and makes their respective investment decisions.  The Manager employs the Funds' portfolio manager.  Arthur
Steinmetz is the portfolio manager for Strategic Income Fund and has been principally responsible for the day-to-day management of the Fund's investments since the Fund's inception in 1989.  Mr. Steinmetz is a Vice
President of both  Funds and a Senior Vice President of the Manager.
Multi-Sector Income Trust is managed by a portfolio management team comprised of Mr. Steinmetz and Caleb Wong.  Mr. Wong is a Vice President of
Multi-Sector Income Trust and the Manager.

Both Funds obtain investment management services from the Manager according to the terms of management agreements that are substantially similar except that Strategic Income Fund's management fee rates were lower than those of
Multi-Sector Income Trust during each Fund's last completed fiscal year.
Multi-Sector Income Trust pays the Manager an advisory fee computed and paid weekly at an annual rate of 0.65% of the net assets of the Fund.  The management fee for Strategic Income Fund for the fiscal year ended September
30, 2004, was 0.53%.  Strategic Income Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75%
of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net
assets in excess of $1 billion.    The management fees paid by Strategic
Income Fund are expected to be lower than those paid by Multi-Sector Income
Trust.

       The advisory agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds
(with respect to Strategic Income Fund).

       Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

       Both investment advisory agreements generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate. The agreements permit the
Manager to act as investment advisor for any other person, firm or corporation. Pursuant to each agreement, the Manager is permitted to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to either Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

       The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies.
The Manager has been an investment advisor since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $170 billion in assets as of March 31, 2005, including other Oppenheimer funds with more than
7 million shareholder accounts. The Manager is located at 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

Distribution Services

      OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the principal underwriter in a continuous public offering of shares of Strategic
Income Fund, but is not obligated to sell a specific number of shares.
Strategic Income Fund, as an open-end investment company, is permitted to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and the maintenance of shareholder accounts by adopting a plan of distribution pursuant to Rule 12b-1 under the Act.  If the
Reorganization is approved and Multi-Sector Income Trust is reorganized into
Strategic Income Fund, shareholders will become subject to the Service Plan adopted by Strategic Income Fund pursuant to Rule 12b-1.

      The Service Plan allows Strategic Income Fund to reimburse the
Distributor for services provided and activities undertaken for the personal service and the maintenance of shareholder accounts.  Under that plan the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the servicing of the Class A shares.  Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders, are borne by the Distributor.

      Under the Class A Service Plan for Strategic Income Fund, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares.  The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the Service Plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described in the Fund's
Statement of Additional Information, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

Transfer Agency and Custody Services

      OppenheimerFunds Services, a division of the Manager, serves as the transfer agent and dividend paying agent for Strategic Income Fund.
OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions.  OppenheimerFunds Services serves as the Transfer Agent for an annual per account fee.  OppenheimerFunds Services has voluntarily undertaken to limit its transfer agent fees to 0.35% of average daily net assets per fiscal year for the Class A shares (and for all classes of shares) of Strategic Income Fund.  That undertaking may be amended or withdrawn at any time.

      Shareholder Financial Services, Inc. ("SFSI"), a subsidiary of the
Manager, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for Multi-Sector Fund.  SFSI is paid an agreed upon fee for each account plus out-of-pocket costs and expenses.  United Missouri
Trust Company of New York acts as co-transfer agent and co-registrar with
SFSI to provide such services as SFSI may request.

      JP Morgan Chase Bank, located at 4 Chase Metro Tech Center, Brooklyn,
NY 11245, acts as custodian of the securities and other assets of both Funds.

Shareholder Rights

      Both Multi-Sector Income Trust and Strategic Income Fund are organized as Massachusetts business trusts and thus their shareholders have the same rights due them under state law. However, because the shares of Multi-Sector
Income Trust are listed on the NYSE, Multi-Sector Income Trust currently holds annual meetings of shareholders. Strategic Income Fund is not required to, and does not  hold annual meetings of shareholders and has no current intention to hold such meetings, except as required by the Investment Company
 Act. Under the Investment Company  Act, the Fund is required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if Strategic Income Fund seeks to change its fundamental investment policies.  In addition, holders of at least 10% of Strategic Income Fund's outstanding shares may require Strategic Income Fund to hold a shareholder meeting for the purpose of voting on the removal of any Trustee.

Dividends and Distributions

      The dividends and distributions policies of Multi-Sector Income Trust and Strategic Income Fund are also different.  Although it may do so more frequently, Strategic Income Fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually.  Dividends and distributions paid by Strategic Income Fund are automatically reinvested in Strategic Income Fund shares at NAV, unless a shareholder requests to receive a check. There are no fees or sales charges on reinvestments. See
"Dividends, Capital Gains and Taxes" in Strategic Income Fund's Prospectus
for further information.

      Multi-Sector Income Trust has a Dividend Reinvestment and Cash Purchase
Plan (the "Plan"). Under the Plan, all dividends and capital gains distributions ("Distributions") declared by the Fund will be automatically reinvested in additional full and fractional shares of the Fund unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the
Plan.  Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services,
Inc., the agent for the Plan (the "Agent"), and a service fee of $0.75.

      Depending upon the circumstances hereinafter described, Plan shares of
Multi-Sector Income Trust will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market.  If the market price of shares on the relevant date (normally the payment date) equals or exceeds their NAV, the Agent will ask the Fund for payment of the Distribution in additional shares at the greater of the Fund's NAV determined as of the date of purchase or 95% of the then-current market price.  If the market price is lower than NAV, the
Distribution will be paid in cash, which the Agent will use to buy shares on the NYSE, or otherwise on the open market to the extent available.  If the market price exceeds the NAV before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the NAV, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Fund.  The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any
Distribution by the Trust.  Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673,
Denver, CO, 80217-3673 or by calling 1.800.647.7374.  Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.

      Class A shares of Strategic Income Fund received in the Reorganization will be issued at NAV, without a sales charge and no contingent deferred sales charge or redemption fee will be imposed on any Multi-Sector Income
Trust shares exchanged for Strategic Income Fund shares as a result of the
Reorganization.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act) of Multi-Sector
Income Trust is necessary to approve the Reorganization Agreement and the transactions contemplated thereby.  As defined in the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote of
(1) 67% or more of Multi-Sector Income Trust's outstanding shares present at a meeting if the holders of more than 50% of the outstanding shares of the
Fund are present or represented by proxy; or (2) more than 50% of the Fund's
outstanding shares, whichever is less.   Strategic Income Fund shareholders
do not vote on the Reorganization.

      Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Multi-Sector Income Trust held on the Record Date. In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time without further notice.  If a quorum is present but sufficient votes to approve the proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies. The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.
For purposes of the Meeting, a quorum exists if a majority of shares outstanding and entitled to vote are present in person or represented by proxy.

How do I ensure my vote is accurately recorded?

      You can vote either by  telephone or by mail,  with the  enclosed  proxy card or in person at the  Meeting  (if you are a record  owner).  A proxy card is, in  essence,  a ballot.  If you simply sign and date the proxy but give no voting instructions,  your shares will be voted in favor of the Reorganization
Agreement.

Can I revoke my proxy?

      Yes. You may revoke your proxy at any time before it is voted by:  (i)
telephone; (ii) writing to the Secretary of Multi-Sector Income Trust at 6803
South Tucson Way, Centennial, CO 80112 (if received in time to be acted upon); (ii) signing and returning a later-dated proxy (if returned and received in time to be voted); or (iv) attending the Meeting and re-voting in person.

What other matters will be voted upon at the Meeting?

      The Board of Trustees of Multi-Sector Income Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matters legally come before the Meeting, the proxy ballots confer discretionary authority with respect to such matters, and it is the intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders of record of Multi-Sector Income Trust at the close of business on April 14, 2005, (the "record date") will be entitled to vote at the Meeting. On April 14, 2005, there were 29,229,920 outstanding shares of
Multi-Sector Income Trust.  Proxies representing abstentions and broker non-votes may be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters and proposals and motions to be voted upon at the Meeting have been approved.
For purposes of the Meeting, a majority of shares outstanding and entitled to vote, present in person or represented by proxy, constitutes a quorum.
Strategic Income Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Multi-Sector Income Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record, and may reimburse them for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers of Multi-Sector Income Trust or officers and employees of OppenheimerFunds Services, without extra pay, may conduct additional solicitations personally or by telephone or telegraph. Any expenses so incurred will be borne by OppenheimerFunds Services. Proxies may also be solicited by a proxy solicitation firm hired at Multi-Sector Income
Trust's expense. If a proxy solicitation firm is hired, it is anticipated that the cost to Multi-Sector Income Trust of engaging a proxy solicitation firm would not exceed $7,500, plus the additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.

      Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received,  the broker-dealer does not have discretionary power to vote such street account shares under applicable stock exchange rules.  Accordingly, the shares represented thereby will not be considered to be present at the
Meeting for purposes of  determining the quorum ("broker non-votes"). Because of the need to obtain a vote of the "majority of the outstanding voting securities" for the Reorganization proposal to pass, abstentions  will have the same effect as a vote "against" the Proposal.

        ADDITIONAL INFORMATION ABOUT MULTI-SECTOR INCOME TRUST AND STRATEGIC
                                 INCOME FUND

      Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the Investment Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room in
Washington, D.C. (Phone: 1.202.942.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.  Multi-Sector Income Trust's shares are listed on the NYSE under the symbol "OMS".  Reports, proxy statements and other information concerning
Multi-Sector Income Trust can be inspected at the NYSE.

Pending Litigation

      A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and
Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") including Strategic Income Fund (but not Multi-Sector Income
Trust), 31 present and former Directors or Trustees and 9 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on
January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment
Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the
Officers breached their fiduciary duties to Strategic Income Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on Strategic Income or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

Principal Shareholders

      As of April 14, 2005, the officers and Trustees of Multi-Sector Income
Trust as a group and the officers and Trustees of Strategic Income Fund as a group, respectively, owned less than 1% of the outstanding voting shares of their respective Fund. As of April 14, 2005, the only persons who owned of record or were known by Multi-Sector Income Trust to own beneficially 5% or more of any class of the outstanding shares of Multi-Sector Income Trust are listed in Exhibit B.  As of April 25, 2005, there were no persons who owned of record or were known by Strategic Income Fund to own beneficially 5% or more of the Class A outstanding shares of Strategic Income Fund.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
May 27, 2005

35

2

                               EXHIBIT A

  AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF
REORGANIZATION (the "Agreement") dated
as of February 16 , 2005 by and between
Oppenheimer Multi-Sector Income Trust
("Multi-Sector Income Trust"), a
Massachusetts business trust and
Oppenheimer Strategic Income Fund
("Strategic Income Fund"), a
Massachusetts business trust.

          W I T N E S S E T H:

     WHEREAS,  Multi-Sector  Income Trust is a closed-end  investment company of the management type and Strategic Income Fund is an open-end  investment company of the management type; and

     WHEREAS,  the  parties  hereto  desire to  provide  for the  reorganization pursuant to Section  368(a)(1) of the Internal  Revenue Code of 1986, as amended
(the "Code"),  of Multi-Sector Income Trust through the acquisition by Strategic
Income Fund of substantially  all of the assets of Multi-Sector  Income Trust in exchange for the voting  shares of  beneficial  interest  ("shares")  of Class A shares of Strategic  Income Fund and the assumption by Strategic  Income Fund of certain  liabilities  of  Multi-Sector  Income  Trust,  which  Class A shares of
Strategic  Income Fund are to be  distributed by  Multi-Sector  Income Trust pro rata to its  shareholders in complete  liquidation of Multi-Sector  Income Trust and complete cancellation of its shares;

     NOW,  THEREFORE,  in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.The parties hereto hereby adopt this Agreement and Plan of Reorganization
(the  "Agreement")  pursuant to Section  368(a)(1)  of the Code as follows:  The reorganization  will be comprised of the acquisition by Strategic Income Fund of substantially  all of the assets of  Multi-Sector  Income  Trust in exchange for
Class A shares of Strategic  Income Fund and the assumption by Strategic  Income
Fund of certain  liabilities  of  Multi-Sector  Income  Trust,  followed  by the distribution of such Class A shares of Strategic Income Fund to the shareholders of Multi-Sector Income Trust in exchange for their shares of Multi-Sector Income
Trust, all upon and subject to the terms of the Agreement hereinafter set forth.
The share transfer books of Multi-Sector Income Trust will be permanently closed at the close of business on the Valuation Date (as hereinafter defined).

     2. On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Multi-Sector  Income  Trust on that date,  excluding a cash  reserve  (the "cash reserve")  to be  retained  by  Multi-Sector  Income  Trust  sufficient  in  its discretion  for the  payment of the  expenses  of  Multi-Sector  Income  Trust's dissolution and its liabilities, but not in excess of the amount contemplated by
Section 10E,  shall be  delivered  as provided in Section 8 to Strategic  Income
Fund, in exchange for and against  delivery to Multi-Sector  Income Trust on the
Closing Date of a number of Class A shares of Strategic  Income Fund,  having an aggregate  net  asset  value  equal to the value of the  assets of  Multi-Sector
Income Trust so transferred and delivered.

     3. The net asset value of Class A shares of  Strategic  Income Fund and the value of the assets of Multi-Sector Income Trust to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A shares of Strategic  Income Fund shall be done in the manner used by  Strategic  Income
Fund , in the  computation of such net asset value per share as set forth in its prospectus.  The methods used by Strategic Income Fund in such computation shall be applied to the  valuation  of the assets of  Multi-Sector  Income Trust to be transferred to Strategic Income Fund.

     Multi-Sector  Income Trust shall declare and pay,  immediately prior to the
Valuation Date, a dividend or dividends  which,  together with all previous such dividends,  shall have the effect of distributing to Multi-Sector Income Trust's shareholders  all of  Multi-Sector  Income Trust's  investment  company  taxable income  for  taxable  years  ending on or prior to the  Closing  Date  (computed without  regard to any dividends  paid) and all of its net capital gain, if any, realized  in  taxable  years  ending  on or prior  to the  Closing  Date  (after reduction for any capital loss carry-forward).

     4. The closing (the "Closing") shall be at the offices of OppenheimerFunds,
Inc. (the "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing
Date"). The business day preceding the Closing Date is herein referred to as the
"Valuation Date."

     In the event that on the Valuation Date Strategic Income Fund has, pursuant to the  Investment  Company Act of 1940,  as amended (the  "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption  of its  shares or postponed payment therefore, the Closing Date shall be postponed until the first business  day  after  the  date  when the Fund has  ceased  such  suspension  or postponement;  provided,  however,  that if such suspension shall continue for a period of 60 days beyond the  Valuation  Date,  then  Multi-Sector  Income Trust shall be permitted to terminate the Agreement  without liability to either party for such termination.

     5. In  conjunction  with  the  Closing,  Multi-Sector  Income  Trust  shall distribute on a pro rata basis to the shareholders of Multi-Sector  Income Trust as of the  Valuation  Date Class A shares of Strategic  Income Fund  received by
Multi-Sector  Income  Trust on the Closing  Date in  exchange  for the assets of
Multi-Sector Income Trust in complete  liquidation of Multi-Sector Income Trust;
for the purpose of the  distribution  by  Multi-Sector  Income  Trust of Class A shares of Strategic  Income Fund to  Multi-Sector  Income Trust's  shareholders,
Strategic  Income Fund will promptly  cause its transfer agent to: (a) credit an appropriate  number of Class A shares of  Strategic  Income Fund on the books of
Strategic  Income  Fund to each  shareholder  of  Multi-Sector  Income  Trust in accordance with a list (the  "Shareholder  List") of  Multi-Sector  Income Trust
shareholders  received  from  Multi-Sector  Income  Trust;  and (b)  confirm  an appropriate  number  of  Class  A  shares  of  Strategic  Income  Fund  to  each shareholder of Multi-Sector Income Trust.

     The  Shareholder  List shall  indicate,  as of the close of business on the
Valuation Date, the name and address of each shareholder of Multi-Sector  Income
Trust, indicating his or her share balance.  Multi-Sector Income Trust agrees to supply the Shareholder  List to Strategic Income Fund not later than the Closing
Date.   Shareholders   of   Multi-Sector   Income  Trust  holding   certificates
representing  their shares shall not be required to surrender their certificates to  anyone in  connection  with the  reorganization.  After  the  Closing  Date, however,  it  will  be  necessary  for  such  shareholders  to  surrender  their certificates  in order to redeem,  transfer  or pledge  the shares of  Strategic
Income Fund which they received.

     6. Within one year after the Closing Date,  Multi-Sector Income Trust shall
(a) either pay or make  provision  for  payment  of all of its  liabilities  and taxes,  and (b) either (i) transfer any remaining  amount of the cash reserve to
Strategic  Income Fund,  if such  remaining  amount (as reduced by the estimated cost of distributing it to  shareholders)  is not material (as defined below) or
(ii) distribute such remaining amount to the shareholders of Multi-Sector Income
Trust on the  Valuation  Date.  Such  remaining  amount  shall be  deemed  to be material  if the amount to be  distributed,  after  deduction  of the  estimated expenses  of  the  distribution,  equals  or  exceeds  one  cent  per  share  of
Multi-Sector Income Trust outstanding on the Valuation Date.

     7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their respective portfolios so that, after the Closing,  Strategic
Income  Fund  will be in  compliance  with all of its  investment  policies  and restrictions.  At the  Closing,  Multi-Sector  Income  Trust  shall  deliver  to
Strategic  Income Fund two copies of a list setting  forth the  securities  then owned by  Multi-Sector  Income Trust.  Promptly after the Closing,  Multi-Sector
Income  Trust  shall  provide  Strategic  Income Fund a list  setting  forth the respective federal income tax bases thereof.

     8. Portfolio  securities or written evidence acceptable to Strategic Income
Fund of record ownership thereof by Multi-Sector  Income Trust's Custodian Bank,
The Depository Trust Company or through the Federal Reserve Book Entry System or any other  depository  approved by  Multi-Sector  Income Trust  pursuant to Rule
17f-4  and  Rule  17f-5  under  the Act  shall be  endorsed  and  delivered,  or transferred by appropriate  transfer or assignment  documents,  by  Multi-Sector
Income Trust on the Closing Date to Strategic  Income Fund, or at its direction, to its  custodian  bank,  in proper form for  transfer in such  condition  as to constitute  good delivery  thereof in accordance  with the custom of brokers and shall be accompanied by all necessary  state transfer  stamps,  if any. The cash delivered shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer  payable to the order of Strategic  Income Fund for the account of Strategic  Income Fund.  Class A shares of Strategic  Income Fund representing  the  number  of Class A shares  of  Strategic  Income  Fund  being delivered  against the assets of  Multi-Sector  Income Trust,  registered in the name of Multi-Sector  Income Trust, shall be transferred to Multi-Sector  Income
Trust  on  the  Closing  Date.  Such  shares  shall  thereupon  be  assigned  by
Multi-Sector  Income Trust to its  shareholders  so that the shares of Strategic
Income Fund may be distributed as provided in Section 5.

     If,  at the  Closing  Date,  Multi-Sector  Income  Trust is  unable to make delivery  under this Section 8 to Strategic  Income Fund of any of its portfolio securities  or cash for the  reason  that any of such  securities  purchased  by
Multi-Sector  Income  Trust,  or  the  cash  proceeds  of a  sale  of  portfolio securities,  prior to the  Closing  Date  have not yet been  delivered  to it or
Multi-Sector  Income Trust's custodian,  then the delivery  requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and
Multi-Sector  Income Trust will  deliver to  Strategic  Income Fund by or on the
Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to
Strategic Income Fund, together with such other documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably be required by
Strategic Income Fund.

     9.  Strategic  Income  Fund shall not assume the  liabilities  (except  for portfolio  securities  purchased  which have not settled and for dividend checks outstanding) of Multi-Sector  Income Trust, but Multi-Sector  Income Trust will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies  and  proxy  statements  will be borne  by  Multi-Sector  Income  Trust.
Multi-Sector  Income Trust and  Strategic  Income Fund share the cost of the tax opinion. Any documents such as existing  prospectuses or annual reports that are included in that mailing will be a cost of the Fund  issuing the  document.  Any other  out-of-pocket  expenses of Strategic Income Fund and Multi-Sector  Income
Trust  associated  with this  reorganization,  including  legal,  accounting and transfer  agent  expenses,  will be  borne  by  Multi-Sector  Income  Trust  and
Strategic Income Fund, respectively, in the amounts so incurred by each.

     10. The obligations of Strategic  Income Fund hereunder shall be subject to the following conditions:

          A. The Board of  Trustees  of  Multi-Sector  Income  Trust  shall have authorized  the  execution  of  the  Agreement,  and  the  shareholders  of
     Multi-Sector  Income  Trust  shall  have  approved  the  Agreement  and the transactions  contemplated hereby, and Multi-Sector Income Trust shall have furnished to  Strategic  Income Fund copies of  resolutions  to that effect certified by the  Secretary  or the  Assistant  Secretary  of  Multi-Sector
     Income Trust; such shareholder  approval shall have been by the affirmative vote  required  by the  Massachusetts  Law and its charter  documents  at a meeting for which  proxies have been  solicited by the Proxy  Statement and
     Prospectus (as hereinafter defined).

          B.  Strategic  Income Fund shall have  received an opinion dated as of the Closing Date from counsel to  Multi-Sector  Income Trust, to the effect that (i)  Multi-Sector  Income  Trust is a business  trust duly  organized, validly existing and in good standing under the laws of the Commonwealth of
     Massachusetts  with full corporate  powers to carry on its business as then being conducted and to enter into and perform the Agreement;  and (ii) that all action necessary to make the Agreement,  according to its terms, valid, binding and  enforceable  on  Multi-Sector  Income  Trust and to  authorize effectively the transactions  contemplated by the Agreement have been taken by Multi-Sector Income Trust.  Massachusetts counsel may be relied upon for this opinion.

          C. The  representations  and warranties of  Multi-Sector  Income Trust contained  herein shall be true and correct at and as of the Closing  Date, and Strategic  Income Fund shall have been  furnished with a certificate of the  President,  or a Vice  President,  or the  Secretary or the  Assistant
     Secretary or the  Treasurer  or the  Assistant  Treasurer  of  Multi-Sector
     Income Trust, dated as of the Closing Date, to that effect.

          D. On the Closing Date, Multi-Sector Income Trust shall have furnished to  Strategic  Income Fund a  certificate  of the  Treasurer  or  Assistant
     Treasurer of Multi-Sector Income Trust as to the amount of the capital loss carry-over and net unrealized  appreciation or  depreciation,  if any, with respect to Multi-Sector Income Trust as of the Closing Date.

          E. The cash  reserve  shall  not  exceed  10% of the  value of the net assets, nor 30% in value of the gross assets, of Multi-Sector  Income Trust at the close of business on the Valuation Date.

          F. A  Registration  Statement on Form N-14 filed by  Strategic  Income
     Fund  under the  Securities  Act of 1933,  as  amended  (the  "1933  Act"), containing a preliminary form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

          G. On the Closing  Date,  Strategic  Income Fund shall have received a letter from the general  counsel of  OppenheimerFunds,  Inc.  acceptable to
     Strategic  Income  Fund,  stating  that  nothing  has  come  to  his or her attention  which  in his or her  judgment  would  indicate  that  as of the
     Closing Date there were any material,  actual or contingent  liabilities of
     Multi-Sector  Income  Trust  arising  out  of  litigation  brought  against
     Multi-Sector  Income Trust or claims asserted  against it, or pending or to the  best of his or her  knowledge  threatened  claims  or  litigation  not reflected in or apparent from the most recent audited financial  statements and footnotes  thereto of Multi-Sector  Income Trust delivered to Strategic
     Income  Fund.  Such  letter may also  include  such  additional  statements relating to the scope of the review conducted by such person and his or her
     responsibilities   and  liabilities  as  are  not  unreasonable  under  the
     circumstances.

          H. Strategic  Income Fund shall have received an opinion,  dated as of the  Closing  Date,  of  Deloitte  &  Touche  LLP  (or  an  appropriate substitute tax expert),  to the same effect as the opinion  contemplated by
     Section 11.E. of the Agreement.

          I. Strategic Income Fund shall have received at the Closing all of the assets of Multi-Sector Income Trust to be conveyed hereunder,  which assets shall be free and clear of all  liens,  encumbrances,  security  interests, restrictions and limitations whatsoever.

     11. The obligations of Multi-Sector Income Trust hereunder shall be subject to the following conditions:

          A.  The  Board  of  Trustees  of  Strategic  Income  Fund  shall  have
     authorized   the  execution  of  the   Agreement,   and  the   transactions
     contemplated  thereby,  and Strategic  Income Fund shall have  furnished to
     Multi-Sector Income Trust copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Strategic Income Fund.

          B. Multi-Sector  Income Trust's  shareholders  shall have approved the
     Agreement and the transactions  contemplated hereby, by an affirmative vote
     required  by  the   Massachusetts   Law  and  its  charter   documents  and
     Multi-Sector Income Trust shall have furnished Strategic Income Fund copies of  resolutions  to that effect  certified by the Secretary or an Assistant
     Secretary of Multi-Sector Income Trust.

          C.  Multi-Sector  Income Trust shall have received an opinion dated as of the Closing Date from counsel to  Strategic  Income Fund,  to the effect that (i) Strategic Income Fund is a business trust duly organized,  validly existing  and in  good  standing  under  the  laws of the  Commonwealth  of
     Massachusetts  with full  powers  to carry on its  business  as then  being conducted  and to enter into and  perform the  Agreement;  (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable  upon Strategic  Income Fund and to authorize  effectively  the transactions  contemplated  by the  Agreement  have been taken by Strategic
     Income  Fund,  and (iii) the shares of  Strategic  Income Fund to be issued hereunder  are duly  authorized  and when  issued  will be validly  issued, fully-paid and  non-assessable,  except as set forth under "Shareholder and
     Trustee  Liability"  in Strategic  Income  Fund's  Statement of  Additional
     Information. Massachusetts counsel may be relied upon for this opinion.

          D.  The  representations  and  warranties  of  Strategic  Income  Fund contained  herein shall be true and correct at and as of the Closing  Date, and Multi-Sector  Income Trust shall have been furnished with a certificate of the  President,  a Vice  President  or the  Secretary  or the  Assistant
     Secretary or the Treasurer or the Assistant  Treasurer of the Trust to that effect dated as of the Closing Date.

          E.  Multi-Sector  Income  Trust  shall  have  received  an  opinion of
     Deloitte & Touche LLP (or an appropriate  substitute tax expert) to the effect that the federal tax consequences of the transaction, if carried out in  the  manner  outlined  in the  Agreement  and in  accordance  with  (i)
     Multi-Sector  Income  Trust's  representation  that  there  is no  plan  or intention by any Multi-Sector  Income Trust shareholder who owns 5% or more of Multi-Sector  Income Trust's  outstanding  shares,  and, to Multi-Sector
     Income Trust's best knowledge, there is no plan or intention on the part of the remaining  Multi-Sector  Income Trust  shareholders,  to redeem,  sell, exchange or otherwise  dispose of a number of Strategic  Income Fund shares received in the  transaction  that would reduce  Multi-Sector  Income Trust shareholders'  ownership  of  Strategic  Income  Fund shares to a number of shares  having a value,  as of the  Closing  Date,  of less than 50% of the value of all of the formerly  outstanding  Multi-Sector Income Trust shares as of the same date, and (ii) the  representation  by each of  Multi-Sector
     Income  Trust and  Strategic  Income  Fund that,  as of the  Closing  Date,
     Multi-Sector  Income  Trust  and  Strategic  Income  Fund will  qualify  as regulated  investment  companies or will meet the  diversification  test of
     Section 368(a)(2)(F)(ii) of the Code, will be as follows:

               1. The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

               2. Multi-Sector  Income Trust and Strategic Income Fund will each qualify as a "party to a reorganization" within the meaning of Section
          368(b)(2) of the Code.

               3. No gain or loss  will be  recognized  by the  shareholders  of
          Multi-Sector  Income Trust upon the  distribution of Class A shares of beneficial  interest in Strategic  Income Fund to the  shareholders of
          Multi-Sector Income Trust pursuant to Section 354 of the Code.

               4.  Under  Section  361(a)  of the  Code no gain or loss  will be recognized by  Multi-Sector  Income Trust by reason of the transfer of substantially  all its  assets  in  exchange  for  Class A  shares  of
          Strategic Income Fund.

               5.  Under  Section  1032 of the  Code  no  gain  or loss  will be recognized  by  Strategic  Income  Fund by reason of the  transfer  of substantially  all of  Multi-Sector  Income Trust's assets in exchange for Class A shares  of  Strategic  Income  Fund and  Strategic  Income
          Fund's assumption of certain liabilities of Multi-Sector Income Trust.

               6. The  shareholders of  Multi-Sector  Income Trust will have the same tax basis and holding period for the Class A shares of beneficial interest in  Strategic  Income Fund that they  receive as they had for
          Multi-Sector  Income Trust shares that they previously held,  pursuant to Section 358(a) and 1223(1), respectively, of the Code.

               7. The  securities  transferred by  Multi-Sector  Income Trust to
          Strategic  Income Fund will have the same tax basis and holding period in the hands of  Strategic  Income  Fund as they had for  Multi-Sector
          Income Trust, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

          F. The cash  reserve  shall  not  exceed  10% of the  value of the net assets, or 30% in value of the gross assets,  of Multi-Sector  Income Trust at the close of business on the Valuation Date.

          G. A  Registration  Statement on Form N-14 filed by  Strategic  Income
     Fund  under  the 1933  Act,  containing  a  preliminary  form of the  Proxy
     Statement and Prospectus, shall have become effective under the 1933 Act.

          H. On the Closing Date,  Multi-Sector Income Trust shall have received a letter from the general counsel of  OppenheimerFunds,  Inc. acceptable to
     Multi-Sector  Income  Trust,  stating  that  nothing has come to his or her attention  which  in his or her  judgment  would  indicate  that  as of the
     Closing Date there were any material,  actual or contingent  liabilities of
     Strategic Income Fund arising out of litigation  brought against  Strategic
     Income  Fund or claims  asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent by the most recent  audited  financial  statements  and  footnotes thereto of Strategic  Income Fund delivered to  Multi-Sector  Income Trust.
     Such letter may also include  such  additional  statements  relating to the
     scope  of  the   review   conducted   by  such   person   and  his  or  her
     responsibilities   and  liabilities  as  are  not  unreasonable  under  the
     circumstances.

          I. Multi-Sector  Income Trust shall acknowledge receipt of the Class A shares of Strategic Income Fund.

     12. Multi-Sector Income Trust hereby represents and warrants that:

          A. The audited financial statements of Multi-Sector Income Trust as of
     October 31, 2004 and  unaudited  financial  statements as of April 30, 2005 heretofore furnished to Strategic Income Fund, present fairly the financial position,  results of operations, and changes in net assets of Multi-Sector
     Income  Trust  as of that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent  with the  preceding year;  and that from April 30, 2005  through the date hereof there have not been, and through the Closing Date there will not be, any material  adverse change in the business or financial  condition of Multi-Sector Income Trust that have not been disclosed to Strategic Income Fund, it being agreed that a decrease in the size of Multi-Sector  Income Trust due to a diminution in the value of its  portfolio  and/or  redemption  of its shares shall not be considered a material adverse change;

          B.  Contingent  upon approval of the  Agreement  and the  transactions
     contemplated   thereby  by   Multi-Sector   Income  Trust's   shareholders,
     Multi-Sector  Income  Trust has  authority to transfer all of the assets of
     Multi-Sector  Income Trust to be conveyed  hereunder  free and clear of all liens,  encumbrances,  security  interests,  restrictions  and  limitations whatsoever;

          C. The Registration  Statement, as amended, was, as of the date of the filing of the last  Post-Effective  Amendment,  true, correct and complete, conformed  to the  requirements  of the Act and did not  contain any untrue statement of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to  make  the  statements  therein  not misleading;

          D. There is no material  contingent  liability of Multi-Sector  Income
     Trust and no material claim and no material legal,  administrative or other proceedings  pending or, to the  knowledge of  Multi-Sector  Income  Trust, threatened  against  Multi-Sector  Income  Trust,  not  reflected  in  such
     Prospectus;

          E.  Except  for  the  Agreement,   there  are  no  material  contracts
     outstanding to which Multi-Sector  Income Trust is a party other than those ordinary in the conduct of its business;

          F.  Multi-Sector  Income Trust is a Massachusetts  business trust duly organized,  validly  existing  and in good  standing  under the laws of the
     Commonwealth of  Massachusetts;  and has all necessary and material Federal and  state  authorizations  to own all of its  assets  and to  carry on its business as now being conducted; and Multi-Sector Income Trust that is duly registered  under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

          G. All  Federal  and other tax  returns  and  reports of  Multi-Sector
     Income Trust  required by law to be filed have been filed,  and all federal and other  taxes shown due on said  returns  and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of  Multi-Sector  Income  Trust no such return is currently under  audit and no  assessment  has been  asserted  with  respect  to such returns; and

          H.  Multi-Sector  Income  Trust has elected that  Multi-Sector  Income
     Trust be treated as a regulated  investment  company  and,  for each fiscal year of its operations,  Multi-Sector Income Trust has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated investment  company  and  Multi-Sector  Income  Trust  intends to meet such requirements with respect to its current taxable year.

     13. Strategic Income Fund hereby represents and warrants that:

          A. The audited  financial  statements  of Strategic  Income Fund as of
     September 30, 2004 and unaudited financial  statements as of March 31, 2005 heretofore  furnished to  Multi-Sector  Income  Trust,  present  fairly the financial  position,  results of  operations,  and changes in net assets of
     Strategic  Income  Fund,  as of that date,  in  conformity  with  generally accepted  accounting  principles  applied  on a basis  consistent  with the preceding  year; and that from March 31, 2005 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial  condition of Strategic Income
     Fund that have not been disclosed to  Multi-Sector  Income Trust,  it being understood  that a decrease in the size of  Strategic  Income Fund due to a diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

          B. The Prospectus, as amended and supplemented, contained in Strategic
     Income Fund's  Registration  Statement under the 1933 Act, is true, correct and  complete,  conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact  required to be stated  therein or  necessary  to make the  statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and  complete,  conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact  required to be stated  therein or  necessary  to make the  statements therein not misleading;

          C.  Except  for  this  Agreement,  there  is  no  material  contingent liability  of Strategic  Income Fund and no material  claim and no material legal,  administrative or other proceedings pending or, to the knowledge of
     Strategic  Income Fund,  threatened  against  Strategic  Income  Fund,  not reflected in such Prospectus;

          D.  Except  for  this  Agreement,  there  are  no  material  contracts outstanding  to which  Strategic  Income  Fund is a party  other than those ordinary in the conduct of its business;

          E. Strategic  Income Fund is a business trust duly organized,  validly existing  and in  good  standing  under  the  laws of the  Commonwealth  of
     Massachusetts; Strategic Income Fund has all necessary and material Federal and state  authorizations to own all its properties and assets and to carry on its  business as now being  conducted;  the Class A shares of  Strategic
     Income Fund which it issues to  Multi-Sector  Income Trust  pursuant to the
     Agreement  will  be  duly  authorized,   validly  issued,   fully-paid  and
     non-assessable,  except  as set  forth  under  "Shareholder  &  Trustee
     Liability" in Strategic Income Fund's Statement of Additional  Information,
     will conform to the  description  thereof  contained  in  Strategic  Income
     Fund's  Registration  Statement and will be duly registered  under the 1933
     Act and in the states where registration is required;  and Strategic Income
     Fund is duly registered  under the Act and such  registration  has not been revoked or rescinded and is in full force and effect;

          F. All federal and other tax returns and reports of  Strategic  Income
     Fund required by law to be filed have been filed, and all federal and other taxes shown due on said  returns and  reports  have been paid or  provision shall  have  been  made  for the  payment  thereof  and to the  best of the knowledge of Strategic Income Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent  such tax returns  with  respect to the  taxable  year of  Strategic
     Income Fund ended September 30, 2005 have not been filed, such returns will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

          G.  Strategic  Income  Fund has  elected to be treated as a  regulated investment  company and, for each fiscal year of its operations,  Strategic
     Income  Fund  has met the  requirements  of  Subchapter  M of the  Code for qualification and treatment as a regulated investment company and Strategic
     Income Fund intends to meet such  requirements  with respect to its current taxable year;

          H.  Strategic  Income Fund has no plan or intention  (i) to dispose of any of the assets  transferred by Multi-Sector  Income Trust, other than in the ordinary course of business,  or (ii) to redeem or reacquire any of the
     Class A shares  issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

          I.  After  consummation  of  the  transactions   contemplated  by  the
     Agreement,  Strategic  Income  Fund  intends to operate  its  business in a substantially unchanged manner.

     14. Each party hereby  represents to the other that no broker or finder has been  employed  by  it  with  respect  to  the  Agreement  or  the  transactions contemplated  hereby.  Each party also represents and warrants to the other that the information  concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue  statement of a material  fact or omit to state a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will present the information shown fairly in accordance with generally accepted accounting  principles applied on a basis  consistent  with the  preceding  year.  Each  party also  represents  and warrants to the other that the Agreement is valid,  binding and  enforceable  in accordance  with its terms and that the execution,  delivery and  performance of the Agreement  will not result in any violation of, or be in conflict  with, any provision of any charter,  by-laws,  contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  Strategic  Income  Fund hereby represents to and covenants with  Multi-Sector  Income Trust that, if the
reorganization  becomes  effective,   Strategic  Income  Fund  will  treat  each
shareholder of  Multi-Sector  Income Trust who received any of Strategic  Income
Fund's  shares as a result of the  reorganization  as  having  made the  minimum initial purchase of shares of Strategic Income Fund received by such shareholder for the purpose of making  additional  investments in shares of Strategic Income
Fund, regardless of the value of the shares of Strategic Income Fund received.

     15.  Strategic  Income  Fund  agrees  that  it  will  prepare  and  file  a
Registration  Statement  on Form N-14 under the 1933 Act which  shall  contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933 Act. The final form of such proxy  statement  and  prospectus  is referred to in the Agreement as the "Proxy Statement and Prospectus." Each party agrees  that it will use its best  efforts to have such  Registration  Statement declared  effective  and  to  supply  such  information  concerning  itself  for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.  Multi-Sector Income Trust covenants and agrees to liquidate and dissolve under the laws of the Commonwealth of Massachusetts,  following the
Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16.The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no  liability  for  damages  or  other  recourse  available  to a  party  not so terminating this Agreement,  provided,  however,  that in the event that a party
shall  terminate  this  Agreement   without   reasonable  cause,  the  party  so
terminating  shall, upon demand,  reimburse the party not so terminating for all expenses,  including  reasonable  out-of-pocket  expenses  and fees  incurred in connection with this Agreement.

     17. The  Agreement may be executed in several  counterparts,  each of which shall be deemed  an  original,  but all  taken  together  shall  constitute  one
Agreement.  The rights and  obligations  of each party pursuant to the Agreement shall not be assignable.

     18. All prior or contemporaneous  agreements and representations are merged into the Agreement,  which  constitutes the entire contract  between the parties hereto.  No  amendment or  modification  hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived  any  provision  herein  for its  benefit  unless it  executes  a written acknowledgment of such waiver.

     19.  Strategic Income Fund understands that the obligations of Multi-Sector
Income Trust under the Agreement are not binding upon any Trustee or shareholder of Multi-Sector Income Trust personally, but bind only Multi-Sector Income Trust and Multi-Sector Income Trust's property.  Strategic Income Fund represents that it has notice of the  provisions  of the  Declaration  of Trust of  Multi-Sector
Income  Trust  disclaiming   shareholder  and  trustee  liability  for  acts  or
obligations of Multi-Sector Income Trust.

     20. Multi-Sector Income Trust understands that the obligations of Strategic
Income Fund under the Agreement are not binding upon any trustee or  shareholder of Strategic  Income Fund  personally,  but bind only Strategic  Income Fund and
Strategic Income Fund's property.  Multi-Sector  Income Trust represents that it has notice of the  provisions of the  Declaration  of Trust of Strategic  Income
Fund  disclaiming  shareholder and trustee  liability for acts or obligations of
Strategic Income Fund.

     IN WITNESS  WHEREOF,  each of the  parties has caused the  Agreement  to be executed and  attested by its officers  thereunto  duly  authorized  on the date first set forth above.

                                          OPPENHEIMER MULTI-SECTOR INCOME
                                          TRUST

                                          By:  /s/ Robert G. Zack
                                               -------------------------

                                          Robert G. Zack
                                          Secretary

                                          OPPENHEIMER STRATEGIC
                                          INCOME FUND

                                          By:  /s/ Robert G. Zack
                                               ------------------

                                          Robert G. Zack
                                          Secretary and
                                          Vice President

                               EXHIBIT B

         PRINCIPAL SHAREHOLDERS

     Major Shareholders of Multi-Sector  Income Trust. As of April 14, 2005, the
only  persons who owned of record or were known by the Fund to own  beneficially
5% or more of the outstanding shares of the Fund were:

          Charles Schwab &  Co., Inc., 101 Montgomery St. San Francisco,  CA
          94104,  which owned  1,533,508  shares  (5.2% of the then  outstanding shares);

          UBS Financial Services,  1000 Harbor Boulevard,  Weehawken,  NJ 07087,
          which  owned  2,002,555.000  shares  (6.9%  of  the  then  outstanding shares);

          A G Edwards,  1 N  Jefferson,  Saint  Louis,  MO,  63131,  which owned
          1,530,705 shares (5.2% of the then outstanding shares);

          JP Morgan  Chase,  270 Park Ave.,  New York,  NY 100171,  which  owned
          1,503,548.000 shares (5.1% of the then outstanding shares);

          First Clearing LLC,  Riverfront  Plaza,  901 E. Byrd St.,  Richmond VA
          23219-4052, which owned 1,730,360 shares (5.9% of the then outstanding shares);

          National  Financial Services Corp., 200 Liberty St., 1 World Financial
          Center, New York, NY 10281-5503, which owned 1,552,066 shares (5.3% of the then outstanding shares.)

          Northern  Trust  Brokerage  Inc.,  50 S. La  Salle  St.,  12th  Floor,
          Chicago, IL 60603-1003, which owned 2,108,350 shares (7.2% of the then outstanding shares.)

          SIT Investment Associates, Inc., 4600 Norwest Center, 90 South Seventh
          Street,  Minneapolis,  MN 55402  which owned  3,416,700  shares (as of
          March 9, 2005) (11.69% of the then outstanding shares).

          Karpus Management,  Inc., 14 Tobey Village Office Park, Pittsford,  NY
          14534 which owned  1,798,580  shares (as of May 9, 2005) (6.15% of the then outstanding shares).

     Major  Shareholders of Strategic  Income Fund. As of April 25, 2005,  there were no persons  who owned of record or were known by  Strategic  Income Fund to own  beneficially  5% or more of the Class A  outstanding  shares  of  Strategic
Income Fund.

2

  STATEMENT OF ADDITIONAL INFORMATION
   TO PROSPECTUS AND PROXY STATEMENT

                 PART B

     Acquisition of the Assets of OPPENHEIMER MULTI-SECTOR INCOME TRUST

     By and in exchange for Shares of OPPENHEIMER STRATEGIC INCOME FUND

     This  Statement of  Additional  Information  to this  Prospectus  and Proxy
Statement  (the  "SAI")  relates   specifically  to  the  proposed  delivery  of
substantially  all  of the  assets  of  Oppenheimer  Multi-Sector  Income  Trust
("Multi-Sector Income Trust") for Class A shares of Oppenheimer Strategic Income
Fund ("Strategic Income Fund") (the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information of Multi-Sector Income Trust dated February 25, 2005, which includes audited  financial  statements  of  Multi-Sector  Income  Trust for the 12-month period  ended  October  31,  2004;  and (ii)  and the  Statement  of  Additional
Information of Strategic  Income Fund dated November 29, 2004,  revised February
2, 2005,  which includes audited  financial  statements of Strategic Income Fund for the 12-month period ended September 30, 2004.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus  and  Proxy  Statement  dated  May  27,  2005,  relating  to the
Reorganization.  You can request a copy of the Prospectus and Proxy Statement by calling 1.800.647.1963 or by writing OppenheimerFunds Services at P.O. Box 5270,
Denver, Colorado 80217. The date of this SAI is May 27, 2005.

    PRO FORMA FINANCIAL STATEMENTS

     Pro  forma   financial   statements   demonstrating   the   effect  of  the
Reorganization  on Strategic Income Fund are not necessary because the net asset value of Multi-Sector  Income Trust does not exceed ten percent of the net asset value of Strategic Income Fund, measured as of April 26, 2005.

              PROXY CARD
 OPPENHEIMER MULTI-SECTOR INCOME TRUST

Proxy for a Special Meeting of Shareholders to be held on July 12, 2005

The undersigned,  revoking prior proxies,  hereby appoints Brian Wixted,  Philip
Vottiero and Kathleen Ives, and each of them, as  attorneys-in-fact  and proxies of the undersigned,  with full power of substitution, to vote shares held in the name  of  the  undersigned  on  the  record  date  at  the  Special  Meeting  of
Shareholders of Oppenheimer Multi-Sector Income Trust (the "Fund") to be held at
6803 South Tucson Way,  Centennial,  Colorado,  80112, on July 12, 2005, at 1:00
p.m. Mountain time, or at any adjournment  thereof,  upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement,  which have been received by the undersigned.

This proxy is  solicited  on behalf of the  Fund's  Board of  Trustees,  and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of  Trustees.  When  properly  executed,  this  proxy will be voted as indicated on the reverse  side or "FOR" the proposal if no choice is  indicated.
The proxy will be voted in accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

CONTROL NUMBER:  999 9999 9999 999 Note:  Please sign this proxy exactly as your name or names appear  hereon.  Each joint owner should sign.  Trustees and other fiduciaries  should  indicate the capacity in which they sign. If a corporation, partnership or other entity,  this signature should be that of a duly authorized individual who should state his or her title.

Signature

Signature of joint owner, if any

Date

  PLEASE VOTE ON THE REVERSE SIDE,
SIGN AND DATE THIS PROXY AND RETURN
 PROMPTLY IN THE ENCLOSED ENVELOPE

TO VOTE,  MARK BLOCKS  BELOW IN BLUE
OR BLACK INK.  Example: [ ]

1.   To approve an  Agreement  and Plan of  Reorganization  between  Oppenheimer
     Multi-Sector  Income Trust  ("Multi-Sector  Income Trust") and  Oppenheimer
     Strategic  Income  Fund  ("Strategic  Income  Fund")  and the  transactions contemplated thereby,  including: (a) the transfer of substantially all the assets of  Multi-Sector  Income Trust to Strategic  Income Fund in exchange for Class A shares of Strategic  Income Fund, (b) the  distribution of such shares of Strategic Income Fund to the shareholders of Multi-Sector  Income
     Trust in complete  liquidation  of  Multi-Sector  Income  Trust and (c) the cancellation of the outstanding shares of Multi-Sector Income Trust.

                      OPPENHEIMER STRATEGIC INCOME FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 16.  Exhibits
------------------

(1)   Amended and  Restated  Declaration  of Trust dated  September  25, 2002:
Filed  with  Registrant's  Post-Effective  Amendment  No. 23  (11/22/02),  and
incorporated herein by reference.

(2)   Amended  By-Laws  dated  October  24,  2000:  Filed  with   Registrant's
Post-Effective   Amendment  No.  21  (1/25/01),  and  incorporated  herein  by reference.

(3)   Not Applicable

(4)   Not Applicable

(5)   Specimen   Class   A  Share   Certificate:   Filed   with   Registrant's
Post-Effective   Amendment  No.  22  (1/28/02),  and  incorporated  herein  by reference.

(6)   Investment  Advisory  Agreement dated 10/22/90:  Filed with Registrant's
Post-Effective  Amendment  No.  3,  11/26/90  and  refiled  with  Registrant's
Post-Effective  Amendment No. 9,  1/31/95,  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

(7)   (i)   General  Distributor's   Agreement  dated  10/13/92:   Filed  with
Registrant's   Post-Effective  Amendment  No.  5,  12/3/92  and  refiled  with
Registrant's  Post-Effective Amendment No. 9, 1/31/95, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iii) Form  of  Broker  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(8)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/27/98, and incorporated herein by reference.

(9)   (i) Global Custody Agreement dated August 16, 2002 between Registrant and JP Morgan Chase Bank: Previously filed with Post-Effective Amendment No.
10 to the Registration Statement of Oppenheimer International Bond Fund (Reg.
No. 33-58383), 11/21/02, and incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(10)  (i) Amended and Restated Service Plan and Agreement for Class A shares dated 4/26/04:  Filed with Registrant's Post-Effective Amendment No. 25
(11/24/04) and incorporated herein by reference

      (ii) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 9/15/04: Previously filed with Post-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(11)  Powers of Attorney  dated June 28, 2004 for all Trustees  and  Officers:
Filed  with  Registrant's  Post-Effective  Amendment  No.  25  (11/24/04)  and
incorporated herein by reference.

(12)  Consent of KPMG LLP:  Filed herewith

Item 17. - Undertakings
-----------------------

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities  Act of 1933,  this  registration  statement has been signed on behalf of the registrant,  in the City of New York and State of
New York, on the 26th day of May, 2005.

                                    Oppenheimer Strategic Income Fund

                                    By:  /s/ John V. Murphy*

---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ William L. Armstrong*    Chairman of the             May 26, 2005
-------------------------------                          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        May 26, 2005
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        May 26, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     May 26, 2005
----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     May 26, 2005
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     April 26, 2005
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     April 26, 2005
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     April 26, 2005
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*
------------------------------                           Trustee  April 26,
2005
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------   Trustee                     April 26, 2005
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  April 26,
2005
--------------------------------
F. William Marshall, Jr.

*By: /s/ Phillip Gillespie
     -----------------------------------------
     Phillip Gillespie, Attorney-in-Fact

                      OPPENHEIMER STRATEGIC INCOME FUND
                    Registration Statement No. 333-124352

                                EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

12             Consent of Independent Registered Public Accounting Firm